                                                                                                     File No. 333-

As filed on March 5, 2004

                                  U.S. SECURITIES AND EXCHANGE COMMISSION

                                            Washington, DC 20549

                                                 FORM N-14
                        REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 |X|
                                      Pre-Effective Amendment No. |_|
                                      Post-Effective Amendment No. |_|
                                      (Check appropriate box or boxes)

                                           American Skandia Trust
                             (Exact Name of Registrant as Specified in Charter)

                                               (203) 926-1888
                                      (Area Code and Telephone Number)

                                            One Corporate Drive
                                             Shelton, CT 06484
                                  Address of Principal Executive Offices:
                                  (Number, Street, City, State, Zip Code)

                                         Edward P. Macdonald, Esq.
                                Assistant Secretary, American Skandia Trust
                                            One Corporate Drive
                                             Shelton, CT 06484
                                   Name and Address of Agent for Service:
                               (Number and Street) (City) (State) (Zip Code)

                                                 Copies to:

                                             Chris Palmer, Esq.
                                               Shea & Gardner
                                       1800 Massachusetts Avenue, NW
                                           Washington, D.C. 20036

                          Approximate Date of Proposed Public Offering: As soon as
                      practicable after this Registration Statement becomes effective under the Securities Act of 1933, as amended.

IT IS PROPOSED THAT THIS FILING WILL BECOME EFFECTIVE ON APRIL 5, 2003, PURSUANT TO RULE 488 UNDER THE
SECURITIES ACT OF 1933, AS AMENDED.

Title of the securities being registered:  Shares of beneficial interest of the AST Goldman Sachs
Concentrated Growth Portfolio of American Skandia Trust.  No filing fee is due because Registrant is relying on Section 24(f) of the Investment Company Act of 1940, as amended.

                                                                                     American Skandia Life
                                                                                     Assurance Corporation
                                                                                       One Corporate Drive
                                                                                              P.O. Box 883
                                                                                    Shelton, CT 06484-0883
                                                                                  Telephone (203) 926-1888
                                                                                        Fax (203) 929-8071

April ___, 2004

Dear Valued Customer,

As  an  American  Skandia  Life  Assurance  Corporation  ("ASLAC")  contract  owner  or  policy  holder  who beneficially  owns shares of the AST DeAM Large-Cap Growth Portfolio ("DeAM  Portfolio") of American Skandia
Trust (the  "Trust"),  you are  cordially  invited  to a special  meeting  of the  shareholders  of the DeAM
Portfolio to be held at the offices of ASLAC,  One Corporate Drive,  Shelton,  CT, on April __, 2004 at ____
a.m.

The  special  meeting  is very  important  to the  future of the DeAM  Portfolio.  At the  special  meeting, shareholders  are  being  asked  to  approve  or  disapprove,  as  more  fully  described  in  the  attached
Prospectus/Proxy  Statement,  a Plan of  Reorganization  that would  result in shares of the DeAM  Portfolio that you beneficially own being exchanged for those of the AST Goldman Sachs  Concentrated  Growth Portfolio
of the  Trust  ("Goldman  Sachs  Portfolio"  and,  together  with DeAM  Portfolio,  the  "Portfolios").  The
Trustees  of  the  Trust  unanimously  recommend  that  you  consider  and  approve  this  proposal.  If the shareholders of the DeAM Portfolio  approve the proposal,  you will  beneficially  own shares of the Goldman
Sachs  Portfolio equal in value to your  investment in the Goldman Sachs  Portfolio.  You will no longer own shares of the DeAM Portfolio, and the DeAM Portfolio will no longer exist.

You will not have a taxable gain or loss on the exchange of your shares in the proposed transaction.

American  Skandia  Investment  Services,  Incorporated  and  Prudential  Investments  LLC,  the  Portfolios'
investment  managers,  believe that  combining  the assets of the  Portfolios  is  appropriate  and that the single,  larger fund that would result from the  transaction  may be able to benefit  from  reduced  trading costs and  increased  operational  efficiencies,  leading to  reductions  in the expenses  that are borne by shareholders for the operation of the DeAM Portfolio.

Your  vote is  important  no  matter  how  large  or  small  your  holdings  are.  We urge you to read the
Prospectus/Proxy  Statement  thoroughly  and to indicate your voting  instructions  on the enclosed  Proxy
Card(s),  date and sign it, and return it  promptly  in the  envelope  provided to be received by American
Skandia on or before the close of business on April __, 2004.  The shares that you  beneficially  own will be voted in  accordance  with  instructions  received by that date.  All shares of the DeAM  Portfolio for which  instructions  are not received  will be voted in the same  proportion as the votes cast by contract owners on the proxy issues presented.

Any questions or concerns you may have  regarding  the special  meeting or the proxy should be directed to your financial representative.

Sincerely,

David R. Odenath, Jr.
President and Chief Executive Officer
American Skandia Life Assurance Corporation

                                     SPECIAL MEETING OF SHAREHOLDERS
                                 OF THE AST DeAM LARGE-CAP GROWTH PORTFOLIO
                                                     OF
                                           AMERICAN SKANDIA TRUST

                                                 To be held
                                               April __, 2004

To the Shareholders of the AST DeAM Bond Portfolio of American Skandia Trust:

         Notice is hereby given that a Special  Meeting of  Shareholders  of the AST DeAM  Large-Cap  Growth
Portfolio ("DeAM  Portfolio") of American Skandia Trust (the "Trust"),  will be held at One Corporate Drive,
Shelton,  Connecticut  06484 on April __, 2004 at ___ a.m. Eastern Time, or at such adjourned time as may be necessary to vote (the "Meeting"), for the following purposes:

         I.       To approve a Plan of  Reorganization  of the Trust on behalf of the DeAM Portfolio and the
AST Goldman Sachs  Concentrated  Growth  Portfolio of the Trust ("Goldman Sachs  Portfolio"),  that provides for the  acquisition of  substantially  all of the assets of Goldman Sachs  Portfolio in exchange for shares of the DeAM Portfolio,  the distribution of such shares to the  shareholders of the DeAM Portfolio,  and the complete liquidation and dissolution of the DeAM Portfolio.

II.      To  transact  such other  business  as may  properly  come  before the  Meeting or any  adjournment thereof.

A copy of the Plan of Reorganization is attached as Exhibit A to the Prospectus/Proxy Statement.

         The matters referred to above are discussed in detail in the Prospectus/Proxy Statement attached to this Notice.  The Board of Trustees has fixed the close of business on March 2, 2004 as the record date for determining shareholders entitled to notice of, and to vote at, the Meeting, and only holders of record of shares at the close of business on that date are entitled to notice of, and to vote at, the
Meeting.  Each share of the DeAM Portfolio is entitled to one vote on each proposal.

         You are  cordially  invited  to  attend  the  Meeting.  If you do not  expect  to  attend,  you are requested  to  complete,  date and sign the  enclosed  form of proxy and return it promptly in the  envelope
provided   for  that   purpose.   Alternatively,   you  may  vote   electronically   as   described  in  the
Prospectus/Proxy Statement.  The enclosed proxy is being solicited on behalf of the Board of Trustees.

YOUR VOTE IS IMPORTANT.  IN ORDER TO AVOID THE UNNECESSARY EXPENSE OF FURTHER  SOLICITATION,  WE URGE YOU TO
INDICATE  VOTING  INSTRUCTIONS  ON THE  ENCLOSED  PROXY,  DATE AND SIGN IT,  AND RETURN IT  PROMPTLY  IN THE
ENVELOPE  PROVIDED,  NO MATTER HOW LARGE OR SMALL YOUR  HOLDINGS MAY BE. YOU MAY REVOKE IT AT ANY TIME PRIOR
TO ITS USE.  THEREFORE,  BY APPEARING AT A MEETING,  AND REQUESTING  REVOCATION PRIOR TO THE VOTING, YOU MAY
REVOKE THE PROXY AND YOU CAN THEN VOTE IN PERSON.

                                    By order of the Board of Trustees

                                    Edward P. Macdonald
                                    Assistant Secretary
                                    American Skandia Trust

March __, 2004

                                         PROSPECTUS/PROXY STATEMENT
                                             TABLE OF CONTENTS

                                                                                                               Page
                                                                                                               ----
Cover Page.................................................................................................
Summary  ..................................................................................................
         The Proposal......................................................................................
         Shareholder voting................................................................................
Comparisons of Some Important Features of the Portfolios...................................................
         The investment objective and strategies of the Portfolios.........................................
         Other Non-Fundamental Investment Policies of the Portfolios.......................................
         Fundamental Investment Restrictions of the Portfolios.............................................
         Risks of Investing in the Portfolios..............................................................
         Management of the Trust and the Portfolios........................................................
         Valuation.........................................................................................
         Distribution Plan.................................................................................
         Purchases, Redemptions, Exchanges and Distributions...............................................
         Fees and expenses.................................................................................
         Expense examples..................................................................................
         Other key features of the Portfolios..............................................................
Reasons for the Transaction................................................................................
Information about the Transaction..........................................................................
         Closing of the Transaction........................................................................
         Expenses of the Transaction.......................................................................
         Tax Consequences of the Transaction...............................................................
         Characteristics of the AST Goldman Sachs Concentrated Growth Portfolio shares.....................
         Capitalization of the Portfolios and Capitalization after the Transaction.........................
Voting Information.........................................................................................
         Required vote.....................................................................................
         How to vote.......................................................................................
         Revoking proxies..................................................................................
         Other matters.....................................................................................
         Who may vote......................................................................................
         Solicitation of proxies...........................................................................
Additional Information about the Trust and the Portfolios..................................................
Principal Holders of Shares................................................................................
Exhibits to Prospectus/Proxy Statement.....................................................................
         Exhibit A - Plan of Reorganization (attached).....................................................    A-1
         Exhibit B - Prospectus for the AST Goldman Sachs Concentrated Growth Portfolio
                  dated May 1, 2003.....................................................................(enclosed)
         Exhibit C - AST Annual Report to Shareholders for fiscal year ended
                  December 31, 2003.....................................................................(enclosed)

                                           AMERICAN SKANDIA TRUST
                                            One Corporate Drive
                                                P.O. Box 883
                                         Shelton, Connecticut 06484

                                         PROSPECTUS/PROXY STATEMENT
                                            Dated April __, 2004

                                      Acquisition of the Assets of the

                                    AST DeAM Large-Cap Growth Portfolio

            By and in exchange for shares of the AST Goldman Sachs Concentrated Growth Portfolio

         This  Prospectus/Proxy  Statement is furnished in connection with a Special Meeting (the "Meeting")
of  shareholders of the AST DeAM Large-Cap  Growth  Portfolio (the "DeAM  Portfolio"),  a series of American
Skandia  Trust (the  "Trust"),  called by the Trust to approve or disapprove a Plan of  Reorganization  (the
"Plan").  If  shareholders  of the DeAM  Portfolio  vote to approve the Plan, you will receive shares of the
AST Goldman Sachs  Concentrated  Growth Portfolio (the "Goldman Sachs Portfolio" and, together with the DeAM
Portfolio,  each, a "Portfolio" and collectively,  the "Portfolios"),  a series of the Trust, equal in value to your  investment  in shares of the DeAM  Portfolio,  as  provided  in the Plan and  described  at greater length below.  The DeAM Portfolio will then be liquidated and dissolved.

         The Meeting will be held at One  Corporate  Drive,  Shelton,  Connecticut  06484 on April , 2004 at
[ ]  [a.m.][p.m.]  Eastern  time.  The  Board of  Trustees  of the  Trust is  soliciting  these  proxies  on behalf of the DeAM  Portfolio.  This  Prospectus/Proxy  Statement will first be sent to  shareholders  on or
about [                       ], 2004.

         The Trust  serves  primarily  as an  underlying  mutual fund for  variable  annuity  contracts  and variable  life  insurance  policies  ("variable  insurance  products")  issued by life  insurance  companies
("Participating  Insurance Companies"),  including American Skandia Life Assurance Corporation ("ASLAC"), an
affiliate  of ASISI.  ASLAC  holds  assets  invested in these  contracts  and  policies in various  variable accounts,  each of which  is  divided  into  sub-accounts  investing  exclusively  in a mutual  fund or in a portfolio of a mutual  fund.  Therefore,  variable  annuity  contract  owners and  variable  life  insurance policy holders  ("Contractowners")  who have allocated  their account values to applicable  sub-accounts  of the American  Skandia Life Assurance  Corporation  Variable  Account B are  indirectly  invested in the DeAM
Portfolio  through  their  contracts or policies and should  consider  themselves  shareholders  of the DeAM
Portfolio for purposes of this  Prospectus/Proxy  Statement.  ASLAC is required to offer  Contractowners the opportunity  to  instruct  it,  as owner of  record of shares  held in the DeAM  Portfolio  by its  separate accounts, as to how it should vote on the Plan at the Meeting and at any adjournments thereof.

         The investment  objectives of the Portfolios are comparable.  The investment  objective of the DeAM
Portfolio  is to seek  maximum  growth of  capital by  investing  primarily  in the growth  stocks of larger companies.  The  investment  objective  of the  Goldman  Sachs  Portfolio  is to seek growth of capital in a manner consistent with the preservation of capital.

         This  Prospectus/Proxy  Statement  gives the  information  about the  proposed  reorganization  and issuance  of shares of the  Goldman  Sachs  Portfolio  that you should  know  before  investing.  You should retain it for future  reference.  Additional  information about the Goldman Sachs Portfolio and the proposed reorganization  has been filed with the Securities and Exchange  Commission  ("SEC") and can be found in the following documents:

|_|      The  Prospectus  for the  Portfolios  dated May 1, 2003 is included  with and  considered a part of this Prospectus/Proxy Statement.

|_|      The  Trust's  Annual  Report to  Shareholders  for the fiscal  year ended on  December  31, 2003 is included with and considered a part of this Prospectus/Proxy Statement.

         You may  request  a free  copy of the SAI  relating  to this  Prospectus/Proxy  Statement  or other documents  related to the Trust without charge by calling  1-800-752-6342  or by writing to the Trust at One
Corporate Drive, P.O. Box 883, Shelton, CT 06484.

         The SEC has not  approved or  disapproved  these  securities  or passed  upon the  adequacy of this
Prospectus/Proxy Statement.  Any representation to the contrary is a criminal offense.

         Mutual fund shares are not  deposits or  obligations  of, or  guaranteed  or endorsed by, any bank, and are not  insured by the Federal  Deposit  Insurance  Corporation  or any other U.S.  government  agency.
Mutual fund shares involve investment risks, including the possible loss of principal.

SUMMARY

         This is only a summary of certain information  contained in this  Prospectus/Proxy  Statement.  You should read the more complete  information  in the rest of this  Prospectus/Proxy  Statement,  including the
Plan (attached as Exhibit A) and the Prospectus for the Portfolios (attached as Exhibit B).

The Proposal

         You are being asked to consider and approve a Plan of  Reorganization  that will have the effect of combining  the DeAM  Portfolio and the Goldman Sachs  Portfolio  into a single mutual fund. If  shareholders of the DeAM  Portfolio  vote to approve the Plan,  the assets of the DeAM  Portfolio  will be transferred to the Goldman  Sachs  Portfolio in exchange for a then equal value of shares of the Goldman  Sachs  Portfolio.
Shareholders  of the DeAM  Portfolio  will have  their  shares  exchanged  for shares of the  Goldman  Sachs
Portfolio of equal dollar value based upon the value of the shares at the time the DeAM  Portfolio's  assets are  transferred  to the Goldman Sachs  Portfolio.  After the transfer of assets and exchange of shares have been  completed,  the DeAM  Portfolio  will be liquidated  and  dissolved.  The proposed  reorganization  is referred to in this  Prospectus/Proxy  Statement as the  "Transaction." As a result of the Transaction,  you will cease to be a shareholder  of the DeAM  Portfolio  and will become a  shareholder  of the Goldman Sachs
Portfolio.

         For the reasons set forth in the "Reasons for the  Transaction"  section,  the Board of Trustees of the Trust has  determined  that the  Transaction is in the best  interests of the  shareholders  of the DeAM
Portfolio and the Goldman Sachs  Portfolio,  and has also  concluded  that no dilution in value would result to the shareholders of either Portfolio as a result of the Transaction.

The Board of Trustees of the Trust,  on behalf of the DeAM  Portfolio and the Goldman Sachs  Portfolio,  has
approved the Plan and unanimously recommends that you vote to approve the Plan.

Shareholder voting

         Shareholders  who own shares of the DeAM  Portfolio  at the close of business on March 2, 2004 (the
"Record Date") will be entitled to instruct  ASLAC how to vote at the Meeting,  and will be entitled to give voting  instructions  equivalent to one vote for each full share and a fractional  vote for each  fractional share that they hold of the DeAM Portfolio.  To approve the Transaction for the  reorganization  of the DeAM
Portfolio,  the  affirmative  vote of the  holders  of a majority  of the total  number of shares of capital stock of the DeAM Portfolio outstanding and entitled to vote thereon must be voted in favor of the Plan.

         Please provide voting  instructions  as soon as you receive this  Prospectus/Proxy  Statement.  You may place your voting  instructions  to ASLAC by  completing  and signing  the  enclosed  ballot (the "proxy card") or by phone.  If you vote by either of these  methods,  your  votes  will be  officially  cast at the
Meeting by ASLAC acting through the persons appointed as proxies.

         You can  revoke or  change  your  voting  instructions  at any time  until the vote is taken at the
Meeting.  For  more  details  about  shareholder  voting,  see  the  "Voting  Information"  section  of this
Prospectus/Proxy Statement.

COMPARISONS OF IMPORTANT FEATURES OF THE FUNDS

The investment objective and strategies of the Portfolios

         This  section  describes  the  investment  policies of the DeAM  Portfolio  and the  Goldman  Sachs
Portfolio and the  differences  between them.  For a complete  description  of the  investment  policies and risks of the DeAM  Portfolio,  you should read the Prospectus for the Portfolios  that is enclosed with this
Prospectus/Proxy Statement.

         The investment  objectives of the Portfolios are comparable.  The investment  objective of the DeAM
Portfolio  is to seek  maximum  growth of  capital by  investing  primarily  in the growth  stocks of larger companies.  The  investment  objective  of the  Goldman  Sachs  Portfolio  is to seek growth of capital in a manner  consistent  with the  preservation  of capital.  The  investment  objectives  for the Portfolios are non-fundamental policies and can be changed without shareholder approval.

         The DeAM Portfolio and the Goldman Sachs  Portfolio  invest  primarily in equity  securities.  Each
Portfolio pursues its investment  objective through various  investment  strategies that are employed by the
Portfolio's sub-advisor ( "Sub-advisor").

         The DeAM  Portfolio  will  invest,  under  normal  circumstances,  at least 80% of the value of its assets  in  large  capitalization  companies.  The  DeAM  Portfolio  pursues  its  investment  objective  by primarily  investing in the equity securities of large sized companies  included in the Russell 1000(R)Growth
Index.  Equity securities  include common stocks and securities  convertible into or exchangeable for common stocks,  including  warrants and rights.  The Sub-advisor  generally uses a "bottom up" investment  style in building the DeAM  Portfolio.  This means that  securities are selected based upon  fundamental  analysis of individual  companies by the Sub-advisor.  In this regard, the Sub-advisor for the DeAM Portfolio  generally selects  securities  without  regard to any  defined  allocation  among  industry  sectors or other  similar selection criteria.

         The  Sub-advisor  for the DeAM  Portfolio  employs an investment  strategy that seeks to maintain a portfolio of equity  securities  which  approximates the market risk of those stocks included in the Russell
1000(R)Growth Index,  but which  outperforms  the Russell 1000(R)Growth Index through active stock  selection.
The DeAM  Portfolio's  strategy of attempting to manage its  portfolio by  correlating  to the Russell 1000(R)
Growth Index,  while improving upon the return of the same index through active stock  selection,  is called a "managed alpha" strategy.  The Russell 1000(R)Growth Index is a market  capitalization  index that measures the  performance of large,  established  companies with above average  growth  prospects.  As of January 31,
2004,  the  average  market  capitalization  of  the  companies  in  the  Russell  1000(R)Growth  Index  was approximately  $104.53 billion and the median market  capitalization was approximately  $4.106 billion.  The size of the  companies in the Russell  1000(R)Growth Index will change with market  conditions.  The targeted tracking  error of the DeAM  Portfolio  is 4% with a normal  deviation  of +/- 1%. It is  possible  that the deviation may be higher.  The  Sub-advisor  considers a number of factors in  determining  whether to invest
in  a  growth  stock,   including  earnings  growth  rate,   analysts'  estimates  of  future  earnings  and
industry-relative  price  multiples.  Other factors are net income growth versus cash flow growth as well as earnings and price  momentum.  In the selection of investments,  long-term  capital  appreciation  will take precedence  over short  range  market  fluctuations.  However,  the DeAM  Portfolio  may  occasionally  make investments for short-term capital appreciation.

         The  Goldman  Sachs  Portfolio  will  pursue  its  objective  by  investing   primarily  in  equity
securities.  The Goldman Sachs Portfolios  considers equity  securities to include common stocks,  preferred securities,  warrants and  securities  convertible  into or  exchangeable  for common or  preferred  stocks.
Investments  will be in  companies  that the  Sub-advisor  for the Goldman  Sachs  Portfolio  believes  have potential  to achieve  capital  appreciation  over the  long-term.  The  Goldman  Sachs  Portfolio  seeks to achieve  its  investment  objective  by  investing,  under  normal  circumstances,  in  approximately  30-45 companies that are considered by the Sub-advisor to be positioned for long-term growth.

         Thus,  each  Portfolio  pursues its  objective in a different  manner.  The DeAM  Portfolio  uses a
"bottom up" approach and employs a managed alpha  investment  strategy that  generally  correlates  the DeAM
Portfolio's  investment  portfolio to the Russell 1000(R)Growth Index.  The Goldman Sachs  Portfolio  pursues
its  objective  by  concentrating  on  a  group  of  selected  companies  the  Sub-Advisor   believes  offer
opportunities for long-term growth.

Other non-fundamental investment policies of the Portfolios

         As  noted  above,   each  Portfolio  invests   primarily  in  equity   securities.   Under  certain
circumstances,  each  Portfolio may invest a portion of its assets in other types of  investments  or employ alternative  investment  strategies.  In general,  each  Portfolio  may invest in debt  securities,  foreign securities,  options and futures,  currency  hedging  transactions,  and other  derivative  instruments.  As described more fully below,  each Portfolio may have  limitations on the extent to which it may pursue these types of investments.  Generally,  the Goldman Sachs  Portfolio's  investment  policies are more restrictive than the DeAM Portfolio's investment policies with respect to these types of investments and securities.

         The DeAM  Portfolio may invest to a limited  degree in preferred  stocks and debt  securities  when they are believed by the Sub-advisor to offer  opportunities  for capital growth.  Other types of securities in which the DeAM  Portfolio may invest  include  foreign  securities in the form of depositary  receipts or that are  denominated  in U.S.  dollars.  Foreign  securities in which the DeAM Portfolio may invest include any type of  security  consistent  with its  investment  objective  and  policies.  The  prices  of  foreign securities  may be more  volatile  than those of domestic  securities.  The DeAM  Portfolio may purchase and write put and call options on securities  and  securities  indices,  which options may be listed for trading on a national securities  exchange or traded  over-the-counter.  Options  transactions may be used to pursue the DeAM Portfolio's  investment  objective and also to hedge against currency and market risks, but are not intended for  speculation.  The DeAM Portfolio may engage in financial  futures  transactions on commodities exchanges  or boards of trade in an attempt to hedge  against  market  risks.  In  addition  to options  and financial futures,  the DeAM Portfolio may invest in a broad array of other  "derivative"  instruments in an effort to manage  investment  risk,  to increase or decrease  exposure to an asset class or benchmark  (as a hedge or to enhance return), or to create an investment position indirectly.

         The  Goldman  Sachs  Portfolio  expects to invest  primarily  in equity  securities,  however,  the
Goldman Sachs  Portfolio may also invest to a lesser degree in debt  securities when the Sub-Advisor for the
Goldman Sachs  Portfolio  perceives an  opportunity  for capital  growth from such  securities.  The Goldman
Sachs  Portfolio is subject to the following  percentage  limitations  on investing in certain types of debt securities:  (i) 35% of its assets in bonds rated below investment grade (so-called "junk" bonds);  (ii) 25%
of its assets in mortgage-backed  and asset-backed  securities;  and (iii) 10% of its assets in zero coupon, pay-in-kind  and step coupon  securities  (securities  that do not, or may not under certain  circumstances, make regular  interest  payments).  In addition,  the Goldman  Sachs  Portfolio  may invest in securities of foreign issuers,  including foreign equity and debt securities and depositary  receipts.  Foreign securities are selected  primarily on a stock-by-stock  basis without regard to any defined  allocation among countries or geographic  regions.  However,  no more than 25% of the Goldman Sachs Portfolio's  assets may be invested in foreign securities denominated in foreign currencies and not publicly traded in the United States.

         The Goldman Sachs Portfolio may enter into futures  contracts on securities,  financial indices and foreign  currencies  and  options on such  contracts  and may invest in  options  on  securities,  financial indices  and foreign  currencies,  forward  contracts  and  interest  rate swaps and  swap-related  products
(collectively  "derivative  instruments").  The  Goldman  Sachs  Portfolio  intends  to use most  derivative instruments  primarily to hedge the value of its portfolio  securities  against  potential adverse movements in securities  prices,  foreign currency  markets or interest rates. To a limited extent,  the Goldman Sachs
Portfolio may also use derivative  instruments for non-hedging  purposes such as seeking to increase income.
The  Goldman  Sachs  Portfolio  may also use a variety of currency  hedging  techniques,  including  forward foreign currency  exchange  contracts,  to manage exchange rate risk with respect to investments  exposed to foreign currency fluctuations.

         Although  the  Portfolios  do not expect to do so  ordinarily,  during  periods  of adverse  market conditions,  each  Portfolio may invest all or  substantially  all of its assets  temporarily in a defensive manner.  When investing in this manner,  the Portfolios may invest in high-grade,  short-term,  fixed-income securities (which may include U.S.  Government  securities) or hold its assets in cash. While a Portfolio is in a defensive position, the opportunity to achieve its investment objective will be limited.

Fundamental investment restrictions of the Portfolios

         As noted above, a Portfolio may not change a fundamental  investment  restriction without the prior approval of its  shareholders.  Each  Portfolio has adopted  similar  fundamental  investment  restrictions, which  limit a  Portfolio's  ability  to:  (i) issue  senior  securities;  (ii)  borrow  money  (except  for non-leveraging,  temporary or emergency purposes);  (iii) underwrite securities;  (iv) purchase or sell real estate;  (v) purchase or sell physical  commodities;  (vi) make loans (except for certain securities lending transactions);  and  (vii)  concentrate  its  investments  by  investing  more  than 25% of the value of the
Portfolio's  assets in  securities  of  issuers  having  their  principal  business  activities  in the same industry.

         In addition to the fundamental  investment  restrictions  listed above, the Goldman Sachs Portfolio has also  adopted a  fundamental  investment  restriction  that  requires the  Portfolio to satisfy  certain diversification  requirements  under  Sub-chapter  M of the Internal  Revenue Code of 1986,  as amended (the
"Code").  This fundamental  investment  restriction  applies as follows--as to 50% of the value of its total assets,  the Goldman  Sachs  Portfolio  will not  purchase a security of any issuer  (other than  securities issued or guaranteed by the U.S.  Government or any of its agencies or  instrumentalities,  or securities of other investment  companies) if as a result:  (i) more than 5% of its total assets,  at market value,  would be invested in the securities of any one issuer;  or (ii) the Goldman Sachs  Portfolio  would hold more than
10% of the  outstanding  voting  securities  of that issuer.  Notwithstanding  this  fundamental  investment restriction,  the Goldman Sachs Portfolio is considered to be a "non-diversified"  fund under the Investment
Company Act of 1940, as amended (the "Investment  Company Act").  Any fund that is not a "diversified  fund"
under  the  Investment   Company  Act,   which  is  explained   more  fully  below,   is  considered  to  be
"non-diversified."

         The DeAM Portfolio has adopted a fundamental  investment  restriction to diversify its  investments
in  accordance  with  the  requirements  for  a  "diversified   fund"  under  the  Investment  Company  Act.
Accordingly,  the DeAM Portfolio is considered to be a "diversified  fund" under the Investment Company Act, as well as the Code.  This  means  that,  with  respect  to 75% of the value of the DeAM  Portfolio's  total assets,  the DeAM Portfolio invests in cash, cash items,  obligations of the U.S.  Government,  its agencies or  instrumentalities,  securities  of  other  investment  companies  and  "other  securities."  The  "other securities"  are  subject to the  requirement  that not more than 5% of total  assets of the DeAM  Portfolio will be invested in the  securities of a single issuer and that the DeAM  Portfolio  will not hold more than
10% of any  single  issuer's  outstanding  voting  securities.  Accordingly,  the  DeAM  Portfolio  may  not purchase the  securities of any issuer if, as a result,  the DeAM  Portfolio  would fail to be a diversified company  within  the  meaning  of the  Investment  Company  Act and the  rules and  regulations  promulgated thereunder.

Risks of investing in the Portfolios

         Like all  investments,  an investment in the Portfolios  involves risk.  There is no assurance that any of the Portfolios  will meet its investment  objective.  As with any mutual fund investing  primarily in equity  securities,  the value of the  securities  held by a Portfolio  may decline.  Stocks can decline for many reasons,  including reasons related to the particular  company,  the industry of which it is a part, or the  securities  markets  generally.  These  declines may be  substantial.  In  addition,  there are certain risks that are associated with the particular investment strategies employed by each Portfolio.

         Like all common  stocks,  the market  values of the common  stocks held by the DeAM  Portfolio  can fluctuate  significantly,  reflecting the business  performance of the issuing company,  investor perception or general economic or financial market  movements.  The DeAM Portfolio's focus on the stocks of large, more established  companies may mean that its level of risk is lower than a fund  investing  primarily in smaller companies.  As a general  matter,  a fund focusing on growth stocks may generally  involve  greater risk and share price fluctuation than a fund investing  primarily in value stocks.  While the DeAM Portfolio attempts to outperform  the Russell  1000(R)Growth  Index,  the  Portfolio  also may  under-perform  the Russell 1000(R)
Growth Index over short or extended periods.

         Because  the  Goldman  Sachs  Portfolio  invests a  substantial  portion  (or all) of its assets in equity  securities,  the Goldman Sachs  Portfolio is subject to the risks  associated  with  investments  in equity  securities,  and the Goldman Sachs  Portfolio's  share price therefore may fluctuate  substantially.
This is true  despite the Goldman  Sachs  Portfolio's  focus on the  securities  of larger  more-established companies.  The Goldman  Sachs  Portfolio's  share  price will be  affected by changes in the stock  markets generally,  and factors  specific to a company or an industry  will affect the prices of  particular  stocks held by the Goldman Sachs Portfolio (for example, poor earnings,  loss of major customers,  major litigation against an issuer,  or changes in government  regulations  affecting an  industry).  Because of the types of securities it invests in, the Goldman  Sachs  Portfolio is designed for those who are investing for the long term. The Goldman Sachs Portfolio generally intends to purchase  securities for long-term  investment rather than short-term gains.

         In addition,  as described above, the Goldman Sachs Portfolio is classified as a  "non-diversified"
investment  company  under the  Investment  Company  Act,  which means the  Portfolio  is not limited by the
Investment  Company Act in the  proportion of its assets that may be invested in the  securities of a single issuer.  As a  non-diversified  fund, a price decline in any one of the Goldman Sachs  Portfolio's  holdings may have a  greater  effect  on the  Portfolio's  value  than on the  value of a fund  that is more  broadly diversified.

         For more information  about the risks associated with the Portfolios'  investment  strategies,  see the  Portfolios'  Prospectus,  and for a more detailed  discussion of the Portfolios'  investments,  see the
Portfolios'  Statement of Additional  Information,  both of which are incorporated into this Proxy Statement by reference.

Federal Income Tax Considerations

         Each  Portfolio is treated as a separate  entity for federal  income tax purposes.  Each  Portfolio has  qualified  and  elected  or intends to  qualify  and elect to be  treated  as a  "regulated  investment company"  under  Subchapter  M of the Code,  and  intends to  continue  to so qualify  in the  future.  As a regulated  investment  company,  a Portfolio must, among other things,  (a) derive at least 90% of its gross income from  dividends,  interest,  payments with respect to loans of stock and  securities,  gains from the sale or other  disposition  of stock,  securities or foreign  currency and other income  (including  but not limited to gains from  options,  futures,  and forward  contracts)  derived  with respect to its business of investing in such stock,  securities  or foreign  currency;  and (b)  diversify its holdings so that, at the end of each quarter of its taxable year,  (i) at least 50% of the value of the  Portfolio's  total assets is represented by cash,  cash items,  U.S.  Government  securities,  securities of other  regulated  investment companies,  and other securities  limited, in respect of any one issuer, to an amount not greater than 5% of the Portfolio's  total assets,  and 10% of the outstanding  voting  securities of such issuer,  and (ii) not more than 25% of the value of its total assets is invested in the  securities  of any one issuer (other than
U.S.  Government  securities  or  securities  of  other  regulated  investment  companies).  As a  regulated investment  company,  a Portfolio  (as opposed to its  shareholders)  will not be subject to federal  income taxes on the net investment income and capital gain that it distributes to its  shareholders,  provided that at least  90% of its net  investment  income  and  realized  net  short-term  capital  gain in excess of net long-term  capital  loss  for the  taxable  year  is  distributed  in  accordance  with  the  Code's  timing requirements

         The  Transaction  may entail various tax  consequences,  which are discussed under the caption "Tax
Consequences of the Transaction."

Management of the Trust and the Portfolios

         American Skandia Investment Services,  Inc. ("ASISI"),  One Corporate Drive, Shelton,  Connecticut,
and Prudential  Investments  LLC ("PI"),  Gateway Center Three,  100 Mulberry  Street,  Newark,  New Jersey,
jointly  serve as  co-managers  (each an  "Investment  Manager"  and  together  the  "Investment  Managers")
pursuant to an investment  management  agreement with the Trust on behalf of each Portfolio (the "Management
Agreement").  Under the Management Agreement,  PI, as co-manager,  will provide supervision and oversight of
ASISI's  investment  management  responsibilities  with  respect to the Trust.  Pursuant  to the  Management
Agreement,  the Investment Managers jointly administer each Portfolio's  business affairs and supervise each
Portfolio's  investments.  Subject to approval by the Board of Trustees,  the Investment Managers may select and employ one or more sub-advisors for a Portfolio,  who will have primary  responsibility  for determining what  investments  the Portfolio will purchase,  retain and sell.  Also subject to the approval of the Board of Trustees,  the Investment  Managers may reallocate a Portfolio's assets among sub-advisors  including (to
the  extent  legally  permissible)  affiliated  sub-advisors,   consistent  with  a  Portfolio's  investment
objectives.

         The Trust has  obtained an  exemption  from the SEC that  permits an  Investment  Manager to change sub-advisors  for  each  of its  series,  including  the  Portfolios  and to  enter  into  new  sub-advisory agreements  without obtaining  shareholder  approval of the such changes.  Any such sub-advisor change would be  subject  to  approval  by the Board of  Trustees  of the  Trust.  This  exemption  (which is  similar to exemptions  granted to other  investment  companies  that are operated in a similar  manner as the Trust) is intended to facilitate  the efficient  supervision  and  management of the  sub-advisors  by the  Investment
Managers and the Trustees of the Trust.

         With  respect  to  the  Portfolios,   the  Investment   Managers  currently  engage  the  following
Sub-advisors  to manage the  investments of the  Portfolios in accordance  with the  Portfolio's  investment objective,  policies and limitations and any investment  guidelines  established by the Investment Managers.
Each  Sub-advisor is responsible,  subject to the supervision  and control of the Investment  Managers,  for the purchase, retention and sale of securities in a Portfolio's investment portfolio under its management.

         Deutsche Asset Management,  Inc.  ("DAMI"),  345 Park Avenue,  New York, New York 10154,  serves as
Sub-advisor  to the  DeAM  Portfolio,  as well as the AST  DeAM  Large-Cap  Value  Portfolio,  the AST  DeAM
Small-Cap  Growth  Portfolio,  the AST  DeAM  Small-Cap  Value  Portfolio,  AST  DeAM  International  Equity
Portfolio,  the AST DeAM Global  Allocation  Portfolio and the AST DeAM Bond Portfolio.  DAMI was founded in
1838 as Morgan  Grenfell  Inc.  and has  provided  asset  management  services  since 1953.  DAMI is part of
Deutsche  Asset  Management,  which is the  marketing  name in the United  States  for the asset  management activities  of Deutsche Bank AG,  Deutsche Bank Trust Company  Americas,  Deutsche  Asset  Management  Inc.,
Deutsche  Asset  Management  Investment  Services Ltd.,  Deutsche  Investment  Management  Americas Inc. and
Scudder Trust Company.  As of December 31, 2003, as part of Deutsche Asset Management  group ("DeAM"),  DAMI managed approximately $40.5 billion of DeAM's $714.9 billion in assets.

         David  Koziol and Michael  Patchen are the  co-portfolio  managers for the the DeAM  Portfolio,  as well as the AST  DeAM  Large-Cap  Value  Portfolio,  AST  DeAM  Small-Cap  Growth  Portfolio,  the AST  DeAM
Small-Cap Value Portfolio,  and the AST DeAM International Equity Portfolio.  They have been involved in the management of the DeAM Portfolio since the Portfolio  commenced  operations.  Mr. Koziol,  CFA, Director and
Head of Global  Quantitative  Equities  joined DAMI in 2001 as Head of Global  Quantitative  Equity Research
and International  Portfolio  Manager after 6 years of experience as a Principal in the Advanced  Strategies and Research Group at Barclays Global  Investors,  where he developed  quantitative  equity fixed income and hedge fund  products,  and as an investment  banker at Salomon  Brothers.  Mr. Patchen is Vice President and
Head of Global  Quantitative  Equity  Portfolio  Management,  responsible  for  managing a variety of global mandates  covering both  traditional  accounts and a  market-neutral  hedge fund. Mr. Patchen joined DAMI in
2000 with  four  years of  experience  managing  global  quantitative  mandates  including  hedge  funds and separate accounts at AQR Capital Management and Goldman Sachs Asset Management.

         Prior to the end of April 2003,  Goldman Sachs Asset Management,  a business unit of the Investment
Management  Division of Goldman,  Sachs & Co.  ("Goldman  Sachs") served as investment  Sub-advisor  for the
Goldman  Sachs  Portfolio  (formerly,  the AST JanCap  Growth  Portfolio),  as well as the AST Goldman Sachs
Small-Cap  Value  Portfolio and the AST Goldman  Sachs Mid-Cap  Growth  Portfolio  (formerly,  the AST Janus
Mid-Cap  Growth  Portfolio).  On or about April 26, 2003,  Goldman  Sachs Asset  Management,  L.P.  ("GSAM")
assumed  Goldman  Sachs'  investment  advisory  responsibilities  for  these  series of the  Trust.  GSAM is located at 32 Old Slip, New York, New York 10005.  GSAM  registered as an investment  advisor in 1990.  GSAM serves  as  investment  manager  for a wide  range of  clients  including  pension  funds,  foundations  and insurance  companies and individual  investors.  GSAM,  along with other units of the Investment  Management
Division of Goldman Sachs, managed approximately $375.7 billion in assets as of December 31, 2003.

         The portfolio  managers  responsible  for the day-to-day  management of the Goldman Sachs Portfolio since Goldman Sachs became the  Portfolio's  Sub-advisor in November 2002 are Herbert  Ehlers,  David Shell,
CFA, Steven M. Barry,  Gregory H. Ekizian,  CFA,  Kenneth  Berents,  Ernest C. Segundo,  Jr., CFA, Andrew F.
Pyne,  Scott Kolar,  CFA and Mark D. Shattan.  Mr. Ehlers began his investment  careet in the 1960s and is a
Managing  Director/Partner  of Goldman,  Sachs & Co. He is the Chief Investment Officer for the Growth Team.
He served as CEP of Liberty  Investment  Management  ("Liberty")  prior to  Goldman  Sachs'  acquisition  of
Liberty in 1997. Mr. Ehlers joined Liberty's  predecessor firm, Eagle Asset Management,  in 1980. Mr. Shell,
Mr. Barry and Mr.  Ekizian are Co-Chief  Investment  Officers and senior  portfolio  managers for the Growth
Team.  Mr. Shell served as a senior  portfolio  manager at Liberty prior to Goldman  Sachs'  acquisition  of
Liberty and had been  employed by Liberty and its  predecessor  firm since  1987.  Mr.  Ekizian  served as a senior  portfolio  manager at Liberty prior to Goldman  Sachs'  acquisition of Liberty and had been employed by Liberty and its  predecessor  firm since 1990.  Prior to joining  Goldman Sachs in 1999,  Mr. Barry was a portfolio  manager at Alliance Capital  Management where he served for eleven years. Mr. Berents is a senior portfolio  manager.  Prior to joining Goldman Sachs in 2000, he served for seven years as Managing  Director and Director of Research for First Union Securities,  Inc. Mr. Segundo is a senior portfolio manager.  Prior to Goldman Sachs'  acquisition of Liberty,  Mr. Segundo served as a senior portfolio  manager at Liberty and had been with  Liberty and its  predecessor  firm since 1992.  Mr.  Pyne is a senior  portfolio  manager and joined  the firm in 1997.  Mr.  Kolar is a  portfolio  manager  and has been with the firm since  1994.  Mr.
Shattan is a portfolio  manager and joined the firm in 1999.  From 1997 to 1999,  Mr.  Shattan was an equity research analyst for Salomon Smith Barney.

         Pursuant to the Management  Agreement,  ASISI receives a monthly investment  management fee for the performance  of  its  services.  The  investment  management  fee is  accrued  daily  for  the  purposes  of determining the sale and redemption  price of a Portfolio's  shares.  ASISI pays each  Sub-advisor a portion of such fee for the performance of the sub-advisory services at no additional cost to a Portfolio.

         Under  the  Management  Agreement  with  respect  to the  DeAM  Portfolio,  the DeAM  Portfolio  is obligated  to pay  ASISI an  annual  investment  management  fee  equal to 0.85% of its  average  daily  net assets.  Under the  Management  Agreement  with respect to the Goldman  Sachs  Portfolio,  the Goldman Sachs
Portfolio  is  obligated  to pay ASISI an annual  investment  management  fee equal to 0.90% of its  average daily net assets.  Accordingly,  the Transaction  will result in a 0.05% increase in the level of investment management  fees  that  are  paid  by the  DeAM  Portfolio.  With  respect  to  each  Portfolio,  ASISI  has voluntarily  agreed to waive a portion of its fee equal to 0.05% of the  average  daily net assets in excess of $1 billion of the  respective  Portfolio.  Only the Goldman  Sachs  Portfolio has reached over $1 billion in assets.  ASISI may terminate these voluntary agreements at any time after April 30, 2004.

         ASISI pays each  Sub-advisor a portion of the  investment  management  fee that ASISI receives from each  Portfolio.  ASISI pays such  sub-advisory  fees without any  additional  expense to a  Portfolio.  The
Portfolios have comparable  sub-advisory fee  arrangements.  With respect to the DeAM Portfolio,  ASISI pays
DAMI an annual rate equal to the  following  percentages  of the  combined  average  daily net assets of the
Portfolio and the series of American  Skandia Advisor Funds,  Inc. that is managed by DAMI and identified by
DAMI and the  Investment  Managers  as being  similar  to the DeAM  Portfolio:  0.20% of the  portion of the combined  average  daily net  assets not in excess of $500  million;  plus  0.15% of the  portion  over $500 million but not in excess of $1 billion; plus 0.10% of the portion in excess of $1 billion..

         With  respect  to the  Goldman  Sachs  Portfolio,  ASISI  pays  GSAM an  annual  rate  equal to the following  percentages  of the combined  average daily net assets of the Portfolio and the AST Goldman Sachs
Mid-Cap Growth  Portfolio  (collectively,  the "AST Goldman Sachs  Portfolios")  and the following series of
American  Skandia  Advisor  Funds,  Inc.:  ASAF Goldman Sachs Mid-Cap Growth Fund and the ASAF Goldman Sachs
Concentrated  Growth Fund (together,  with the AST Goldman Sachs  Portfolios,  the "American Skandia Goldman
Sachs Funds") that are managed by GSAM and identified by GSAM and the  Investment  Managers as being similar to the AST Goldman  Sachs  Portfolios:  0.28% of the portion of the average daily net assets of the American
Skandia  Goldman  Sachs  Funds not in excess of $1 billion  plus 0.25% if the portion of the net assets over
$1 billion.1  Consequently,  at all asset  levels,  ASISI will be required  to pay a greater  portion of its investment  management  fees for  sub-advisory  services in respect of the assets of the DeAM Portfolio as a result of the Transaction and, therefore, will retain a lesser portion of its investment management fees.

         Thus, the  Transaction,  if approved by the  shareholders of the DeAM Portfolio,  will result in an
0.05%  increase in the rate at which the DeAM  Portfolio pays ASISI for  investment  management  fees.  Such fees are borne by the  shareholders of the DeAM  Portfolio.  During the fiscal year ended December 31, 2003, the DeAM  Portfolio  paid $677,096 in investment  management  fees to ASISI.  If the fee rate  applicable to the Goldman  Sachs  Portfolio  had been in effect  during such period,  the DeAM  Portfolio  would have paid
$716,926 in investment management fees to ASISI.

         Although  the  Transaction  will  result  in  slightly  higher  investment   management  fees,  the
Investment  Manager has  voluntarily  agreed to reimburse each Portfolio for operating  expenses,  including the investment  manage fee, that exceed a certain  percentage of the  Portfolio's  net assets.  With respect to the DeAM Portfolio,  the Investment  Manager has  voluntarily  agreed to reimburse the DeAM Portfolio for its  operating  expenses,  exclusive  of  taxes,  interest,  brokerage  commissions,  distribution  fees and extraordinary  expenses,  but inclusive of the management  fee,  which in the aggregate  exceed 1.75% of the
DeAM Portfolio's  average net assets.  With respect to the Goldman Sachs Portfolio,  the Investment  Manager
has  voluntarily  agreed to reimburse the Goldman Sachs Portfolio for its operating  expenses,  exclusive of taxes, interest,  brokerage commissions,  distribution fees and extraordinary expenses, but inclusive of the management  fee, which in the aggregate  exceed 1.33% of the Goldman Sachs  Portfolio's  average net assets.
The  Investment  Manager may  terminate  these  voluntary  agreements  at any time after  [April 30,  2004].
Voluntary  payments of Portfolio  expenses by the Investment Manager may be made subject to reimbursement by the Portfolio,  at the Investment  Manager's  discretion,  within the two year period following such payment to the extent  permissible  under  applicable  law and  provided  that the  Portfolio is able to effect such reimbursement and remain in compliance with applicable expense limitations.

Distribution Plan

         The Trust has adopted a Distribution  Plan (the "Plan") under Rule 12b-1 of the Investment  Company
Act,  which is  applicable  to each of its series,  including  the  Portfolios.  The Plan  permits  American
Skandia  Marketing,  Incorporated  ("ASMI")  and  Prudential  Investment  Management  Services LLC (PIMS) to
receive  brokerage  commissions in connection with purchases and sales of securities by the Portfolios,  and to use these commissions to promote the sale of variable  contracts,  the premiums for which may be invested in shares of the Trust. Under the Plan,  securities  transactions for a Portfolio may be directed to certain brokers  for  execution  ("clearing  brokers")  who have  agreed  to pay part of the  brokerage  commissions received on these  transactions to ASMI and PIMS for  "introducing"  transactions to the clearing broker. In turn,  ASMI and PIMS  use the  brokerage  commissions  received  as an  introducing  broker  to pay  various distribution-related  expenses,  such as  advertising,  printing of sales materials and payments to dealers, as well as to cover administrative costs associated with the operation of the Distribution Plan..

         Neither  Portfolio  pays any type of fee or charge  resulting  from the  Distribution  Plan that it would not otherwise  pay, nor is it expected that the brokerage  commissions  paid by either  Portfolio will be higher as the result of directing  commissions  under the  Distribution  Plan than would otherwise be the case.  Completion  of the  Transaction  will not  affect  the  operation  of the  Distribution  Plan for the
Goldman Sachs Portfolio.

Valuation

         The net asset value per share  ("NAV") of each  Portfolio is determined as of the time of the close of the New York Stock  Exchange  (the "NYSE")  (which is normally  4:00 p.m.  Eastern Time) on each day that the NYSE is open for  business.  NAV is  determined  by dividing the value of a  Portfolio's  total  assets, less any liabilities,  by the number of total shares of that Portfolio  outstanding.  In general, the assets of each Portfolio are valued on the basis of market  quotations.  However,  in certain  circumstances  where market quotations are not readily  available or are believed to be inaccurate,  assets are valued by methods that are believed to  accurately  reflect their fair value.  Because NAV is calculated  and purchases may be made only on business  days,  and because  securities  traded on foreign  exchanges may trade on other days, the value of a Portfolio's investments may change on days when shares cannot be purchased or redeemed.

Purchases, Redemptions, and Distributions

         Purchases  of shares of the  Portfolios  may be made only by  separate  accounts  of  Participating
Insurance  Companies for the purpose of investing  assets  attributable  to variable  annuity  contracts and variable life insurance  policies held by  Contractowners,  or by qualified plans. The separate  accounts of the  Participating  Insurance  Companies  place orders to purchase and redeem  shares of the Trust based on, among other things,  the amount of premium  payments to be invested and the amount of surrender and transfer requests to be  effected on that day under the  variable  annuity  contracts  and  variable  life  insurance policies.  Orders are effected on days on which the NYSE is open for trading.  Orders  received  before 4:00
P.M.  Eastern  time are  effected  at the NAV  determined  as of 4:00  P.M.  Eastern  Time on that same day.
Orders  received  after 4:00 P.M.  Eastern Time are effected at the NAV  calculated  the next  business day.
Payment for  redemptions  will be made within seven days after the request is  received.  The Trust does not assess any fees,  either  when it sells or when it  redeems  its  securities.  However,  surrender  charges, mortality  and expense  risk fees and other  charges may be assessed by  Participating  Insurance  Companies under the variable annuity contracts or variable life insurance  policies.  Please refer to the prospectuses for the variable annuity contracts and variable  insurance  policies for further  information on these fees.
Please refer to the  prospectuses  for the  variable  annuity  contracts  and  variable  insurance  policies for further information on these fees.

         Each Portfolio  will  distribute  substantially  all of its income and capital gains to shareholder each year.  Each Portfolio will declare dividends, if any, annually.

Fees and expenses

         The following table describes the fees and expenses that  shareholders  may pay if they hold shares of the DeAM  Portfolio  the Goldman  Sachs  Portfolio,  as well as the  projected  fees and  expenses of the
Goldman Sachs  Portfolio after the  Transaction.  The following table does not reflect any fees and expenses of the variable insurance products through which Portfolio shares are purchased.

                                                                                          Goldman Sachs
                                                                                          -------------
                                                     DeAM Portfolio   Goldman Sachs          Portfolio
                                                     ---------------  --------------         ---------
                                                                        Portfolio      After Transaction 1
                                                                        ----------     -----------------
Shareholder Fees
(fees paid directly from your investment)
   Maximum Sales Charge (Load)
     Imposed on Purchases.........................   None             None             None
   Maximum Deferred Sales Charge (Load)...........   None             None             None
   Maximum Sales Charge (Load) Imposed on
     Reinvested Dividends.........................   None             None             None
   Redemption Fee.................................   None             None             None
   Exchange Fee...................................   None             None             None

Annual Portfolio Operating Expenses
(expenses that are deducted from Portfolio assets)
       Management Fees 2..........................  0.85%            0.90%            0.90%
       Estimated Distribution (12b-1) Fees 3......  None             0.06%            0.05%
       Other Expenses.............................  0.25%            0.17%            0.16%
                                                    -----            -----            -----
       Total Annual Portfolio Operating Expenses 4  1.10%            1.13%            1.11%
                                                    =====            =====            =====

1  Projected  expenses  based on current  and  anticipated  Goldman  Sachs  Portfolio's  expenses  after the
Transaction

2 With  respect  to each  Portfolio,  ASISI has  voluntarily  agreed to waive a portion  of its fee equal to
0.05% of the  average  daily net  assets  in excess of $1  billion  of the  respective  Portfolio,  however, neither  Portfolio has reached $1 billion in assets.  The Investment  Manager may terminate  these voluntary agreements at any time after April 30, 2004.

3 As  discussed  in greater  detail  above  under "The  Distribution  Plan," the  Trustees of the Trust have adopted a  Distribution  Plan under Rule 12b-1 to permit ASMI and PIMS to receive  brokerage  commissions in connection  with  purchases  and  sales  of  securities  held by  portfolios  of the  Trust,  including  the
Portfolios,  and to use  these  commissions  to  promote  the sale of shares  of the  portfolios.  While the brokerage  commission  rates and amounts paid by a portfolio are not expected to increase as a result of the
Distribution  Plan,  the staff of the SEC takes the position  that  commission  amounts  received  under the
Distribution Plan should be reflected as distribution  expenses of the portfolio.  Accordingly,  commissions received  by ASMI and  PIMS  under  the Plan are  reflected  in the  cost of  securities  purchased  and the proceeds  from the sale of  securities.  These  commissions  are shown in the  Statements  of  Operations as
"Distribution  Fees" and a corresponding  reduction "Fees Paid  Indirectly."  Net expenses of the Portfolios are  unaffected  by these  commissions.  For the  semi-annual  period ended  December 31, 2003,  commissions received by ASMI and PIMS totaled $641,002.

4 The Investment  Manager has  voluntarily  agreed to reimburse  each Portfolio for its operating  expenses, exclusive of taxes,  interest,  brokerage  commissions,  distribution fees and extraordinary  expenses,  but inclusive of the management  fee, which in the aggregate  exceed 1.75% of a Portfolio's  average net assets.
The Investment Manager may terminate these voluntary agreements at any time.

Expense  Examples  These  examples  are  intended  to help you  compare  the cost of  investing  in the DeAM
Portfolio or the Goldman Sachs  Portfolio with the cost of investing in other mutual funds,  and the cost of investing  in the  Goldman  Sachs  Portfolio  after the  Transaction.  The  examples  assume that you invest
$10,000,  that you receive a 5% return each year, and that the Portfolios'  total operating  expenses remain the same.  Although  your actual  costs may be higher or lower,  based on the above  assumptions  your costs would be:

                                                     1 Year        3 Years         5 Years         10 Years
                                                     ------        -------         -------         --------
DeAM Portfolio                                       $112          $350            $606            $1,340
Goldman Sachs Portfolio                              $115          $359            $622            $1,375
Goldman Sachs Portfolio                              $113          $353            $612            $1,352
(Projected after the Transaction)

Performance

         The bar charts show the  performance  of each  Portfolio  for each full calendar year the Portfolio has been in  operation.  The first  table below each bar chart  shows each such  Portfolio's  best and worst quarters  during the periods  included in the bar chart.  The second  table shows the average  annual  total returns  before  taxes for each  Portfolio  for [2003] and since  inception,  as well as the average  annual total  returns  after taxes on  distributions  and after taxes on  distributions  and  redemptions  for each
Portfolio for [2003] and since inception.

         This  information  may help provide an indication of each  Portfolio's  risks by showing changes in performance  from year to year and by comparing  each  Portfolio's  performance  with that of a  broad-based securities  index.  The average  annual figures  reflect sales charges;  the other figures do not, and would
be  lower  if  they  did.  All  figures  assume  reinvestment  of  dividends.   Past  performance  does  not
necessarily indicate how a Portfolio will perform in the future.

DeAM Portfolio
--------------

[graph]

                 --------------------------------------- ------------------------------------
                 Best Quarter                            Worst Quarter
                 --------------------------------------- ------------------------------------
                 --------------------------------------- ------------------------------------
                 Up 11.57%, 2nd quarter 2003             Down 14.12%, 3rd quarter 2002
                 --------------------------------------- ------------------------------------

                 ------------------------ -------------------- -----------------------------
                 Average annual total     Portfolio            Index:
                 returns                                       Standard & Poors 500 Index
                 For periods ended
                 12/31/03
                 ------------------------ -------------------- -----------------------------
                 ------------------------ -------------------- -----------------------------
                 1 year                                32.24%                        28.67%
                 ------------------------ -------------------- -----------------------------
                 ------------------------ -------------------- -----------------------------
                 5 years                                1.40%                         3.80%
                 (or   since   inception
                 5/1/02)
                 ------------------------ -------------------- -----------------------------
                 ------------------------ -------------------- -----------------------------
                 10 years                                 N/A                           N/A
                 ------------------------ -------------------- -----------------------------

Goldman Sachs Portfolio
-----------------------

[graph]

                 --------------------------------------- ------------------------------------
                 Best Quarter                            Worst Quarter
                 --------------------------------------- ------------------------------------
                 --------------------------------------- ------------------------------------
                 Up 33.97%, 4th quarter 1999             Down 26.71%, 1st quarter 2001
                 --------------------------------------- ------------------------------------

                 ------------------------ -------------------- -----------------------------
                 Average annual total     Portfolio            Index:
                 returns                                       Standard & Poors 500 Index
                 For periods ended
                 12/31/03
                 ------------------------ -------------------- -----------------------------
                 ------------------------ -------------------- -----------------------------
                 1 year                                25.25%                        28.67%
                 ------------------------ -------------------- -----------------------------
                 ------------------------ -------------------- -----------------------------
                 5 years                               -8.47%                        -0.57%
                 ------------------------ -------------------- -----------------------------
                 ------------------------ -------------------- -----------------------------
                 10 years                               8.93%                        11.06%
                 ------------------------ -------------------- -----------------------------
                * Prior to November 11, 2002,  the AST Goldman Sachs  Concentrated  Growth  Portfolio was
                known as the AST JanCap  Growth  Portfolio,  and Janus Capital  Management  LLC served as
                Sub-advisor to the Portfolio.

Other key features of the Portfolios.

         Shares of each  portfolio of the Trust are sold only to separate  accounts of  insurance  companies for  the  purpose  of  investing  assets  attributable  to  variable  insurance  products,  and  to  certain tax-deferred  retirement  plans.  The separate  accounts  place orders to purchase and redeem  shares of the
Trust at their net asset value based on, among other things,  the amount of premium  payments to be invested and the amount of  surrender  or  transfer  requests to be effected  that day under the  variable  insurance products.  There are no sales  commissions  charged  on the  purchase  or sale of shares of the  Portfolios, although sales charges may apply to transactions in the variable insurance products.

         Each Portfolio of the Trust  complies with the  diversification  requirements  of Section 817(h) of the Code. In general,  each Portfolio  declares and  distributes a dividend from its net  investment  income annually,  and  distributes  any net realized  long- and short-term  capital gains at least annually  either during or after the close of the Portfolio's  fiscal year.  Distributions  are made to the various  separate accounts (not to Contractowners) in the form of additional shares (not in cash).

The  Transaction  may  entail  various  tax  consequences,  which  are  discussed  under  the  caption  "Tax
Consequences of the Transaction."

REASONS FOR THE TRANSACTION
         The  Trustees,  including  all of the Trustees who are not  "interested  persons" of the Trust (the
"Independent  Trustees") have unanimously  determined that the Transaction would be in the best interests of the  shareholders  of the DeAM  Portfolio  and the Goldman  Sachs  Portfolio  and that the  interests of the shareholders  of DeAM  Portfolio  and the Goldman  Sachs  Portfolio  would not be diluted as a result of the
Transaction.  At a meeting held on November 17, 2003,  the Board  considered a number of factors,  including the following:
o  the compatibility of the Portfolios' investment objectives, policies and restrictions;
o the relative past and current  growth in assets and  investment  performance  of the  Portfolios and their respective future prospects for growth;
o the relative  expense ratios of the  Portfolios and the impact of the proposed  Transaction on the expense ratios;
o         the estimated costs of the Transaction;
o  the anticipated tax consequences of the Transaction with respect to each Portfolio and its shareholders;
o  the relative size of the DeAM Portfolio as compared to the Goldman Sachs Portfolio;
o        the past and  anticipated  future  inability of the DeAM  Portfolio to achieve  satisfactory  asset growth; and
o        the  potential  benefits  of the  proposed  Transaction  to the  shareholders  of  each  Portfolio, including long-term economies of scale.

         At the November 19 meeting,  the Investment  Managers  recommended the Transaction to the Board. In recommending  the  Transaction,  the  Investment  Managers  advised  the  Board  that  the  Portfolios  have
comparable  investment  objectives,   policies  and  portfolios.  Although  the  shareholders  of  the  DeAM
Portfolio  will pay investment  management  fees at a slightly  higher rate as a result of the  Transaction, the Investment  Managers  expressed the belief that the Transaction  would benefit the  shareholders of each of the  Portfolios.  In this  regard,  the  Investment  Managers  advised the Board that the  Goldman  Sachs
Portfolio had a greater amount of net assets than the DeAM Portfolio.  The Investment  Managers  advised the
Board that, as of September 30, 2003,  the DeAM Portfolio had attracted net assets of  approximately  $ 73.8 million  and the  Goldman  Sachs  Portfolio  had  assets  of  approximately  $1,024  million  at that  date.
Accordingly,  by merging the Portfolios,  the DeAM Portfolio's shareholders would enjoy a greater asset base over which  expenses  may be spread.  The Board  considered  the  Investment  Managers'  advice  that if the merger is approved,  shareholders  of the DeAM Portfolio  should realize a slight  reduction in both the net
annual  operating   expenses  and  gross  annual  operating  expenses  (that  is,  without  any  waivers  or reimbursements)  paid on their investment,  although there can be no assurance that operational savings will be realized.  In addition,  the Board considered  Investment Manager's  projections that the total operating expenses for the Goldman Sachs  Portfolio  should  decrease and that the  incremental  assets should help to stabilize certain  non-distribution  related expenses.  The Investment  Managers also expressed their belief that a merger of the DeAM Portfolio into the Goldman Sachs Portfolio  should  facilitate  marketing  efforts for the Goldman Sachs  Portfolio  and, in doing so,  potentially  would enhance asset growth for the benefit of  shareholders  of both  Portfolios.  In  addition,  the  Investment  Managers  advised the Board that the expenses associated with the solicitation of proxies would be borne by the Investment Managers.

         The Board,  including  a majority  of the  Independent  Trustees,  unanimously  concluded  that the
Transaction  is in the best  interests  of the  shareholders  of the DeAM  Portfolio  and the Goldman  Sachs
Portfolio  and that no dilution of value  would  result to the  shareholders  of the DeAM  Portfolio  or the
Goldman Sachs  Portfolio from the  Transaction.  Consequently,  the Board approved the Plan and  recommended that shareholders of the DeAM Portfolio vote to approve the Transaction.

         For the reasons discussed above, the Board of Trustees unanimously recommends that you vote For the Plan.

         If  shareholders  of the DeAM  Portfolio  do not approve the Plan,  the Board will  consider  other possible  courses of action for the DeAM  Portfolio,  including,  among  others,  consolidation  of the DeAM
Portfolio  with one or more funds of the Trust,  other than the Goldman  Sachs  Portfolio,  or  unaffiliated funds.

INFORMATION ABOUT THE TRANSACTION

         This is only a summary of the Plan.  You should read the actual Plan attached as Exhibit A.

Closing of the Transaction

         If  shareholders  of the DeAM  Portfolio  approve the Plan, the  Transaction  will take place after various  conditions  are  satisfied  by the Trust on  behalf of the DeAM  Portfolio  and the  Goldman  Sachs
Portfolio,  including the  preparation  of certain  documents.  The Trust will determine a specific date for the  actual  Transaction  to take  place.  This is called  the  "closing  date." If the  shareholders  of an
Acquired  Portfolio  do not  approve  the Plan,  the  Transaction  will not take  place  and the Board  will consider alternative courses of actions, as described above.

         If the  shareholders  of the DeAM  Portfolio  approve the Plan,  the DeAM Portfolio will deliver to the Goldman Sachs  Portfolio  substantially  all of its assets on the closing  date.  ASLAC then will make a conforming  exchange of units between the applicable  sub-accounts  in its separate  accounts.  As a result, shareholders of the DeAM Portfolio will  beneficially  own shares of the Goldman Sachs Portfolio that, as of the date of the  exchange,  have a value equal to the dollar  value of the assets  delivered  to the Goldman
Sachs  Portfolio.  The stock transfer books of the DeAM Portfolio will be permanently  closed on the closing date.  Requests to transfer or redeem  assets  allocated to the DeAM  Portfolio may be submitted at any time before the close of the NYSE on the  closing  date and  requests  that are  received in proper form prior to that time will be effected prior to the closing.

         To the extent  permitted  by law,  the Trust may amend the Plan without  shareholder  approval.  It may also agree to terminate and abandon the  Transaction  at any time before or, to the extent  permitted by law, after the approval by shareholders of the DeAM Portfolio.

Expenses of the Transaction

         The direct  expenses  resulting from the  Transaction  will be paid by the Investment  Managers (or their  affiliates).  The  Portfolios  will not  incur  any  expenses  associated  with the  Transaction.  In addition,  it is expected that the portfolio  securities of each of the DeAM  Portfolio  will be transferred in-kind to the Goldman Sachs  Portfolio.  Accordingly,  the Transaction will entail little or no expenses in connection with portfolio restructuring.

Tax Consequences of the Transaction

         The  Transaction  is  intended  to  qualify  for U.S.  federal  income tax  purposes  as a tax-free reorganization  under the Code.  In  addition,  because  the  Portfolios  are offered  through  tax-deferred variable  insurance  products,  Contractowners  generally  would  not have any  reportable  gain or loss for federal income tax purposes even if the  Transaction  does not qualify as a tax-free  reorganization.  It is a condition  to each  Portfolio's  obligation  to complete the  Transaction  that the  Portfolios  will have received an opinion from  Stradley  Ronon  Stevens & Young,  LLP,  based upon  representations  made by each
Portfolio, and upon certain assumptions, substantially to the effect that:

         1.  The  acquisition  by the  Goldman  Sachs  Portfolio  of the  assets  of the DeAM  Portfolio  in exchange  solely for voting  shares of the Goldman Sachs  Portfolio and the  assumption by the Goldman Sachs
Portfolio of the  liabilities,  if any, of the DeAM Portfolio,  followed by the  distribution of the Goldman
Sachs  Portfolio  shares  acquired by the DeAM  Portfolio pro rata to its  shareholders,  will  constitute a reorganization  within the meaning of  Section 368(a)(1)  of the Code,  and the Goldman Sachs  Portfolio and
the DeAM Portfolio each will be "a party to a  reorganization"  within the meaning of  Section 368(b) of the
Code;

         2. The  shareholders  of the DeAM  Portfolio  will not recognize  gain or loss upon the exchange of all of their shares of the DeAM  Portfolio  solely for shares of the Goldman Sachs  Portfolio,  as described in this combined Prospectus/Proxy Statement and the Plan;

         3. No gain or loss will be  recognized  by the DeAM  Portfolio  upon the  transfer of its assets to the  Goldman  Sachs  Portfolio  in  exchange  solely  for  shares of the  Goldman  Sachs  Portfolio  and the assumption by the Goldman Sachs Portfolio of the  liabilities,  if any, of the DeAM Portfolio.  In addition, no gain or loss will be  recognized  by the Goldman Sachs  Portfolio on the  distribution  of such shares to the shareholders of the DeAM Portfolio in liquidation of the DeAM Portfolio;

         4. No gain or loss will be recognized by the Goldman Sachs  Portfolio  upon the  acquisition of the assets  of the DeAM  Portfolio  in  exchange  solely  for  shares of the  Goldman  Sachs  Portfolio  and the assumption of the liabilities, if any, of the DeAM Portfolio;

         5. Goldman Sachs  Portfolio's  basis for the assets  acquired from the DeAM  Portfolio  will be the same as the basis of these assets when held by the DeAM Portfolio  immediately before the transfer,  and the holding  period of such assets  acquired by the Goldman Sachs  Portfolio  will include the holding period of these assets when held by the DeAM Portfolio;

         6. DeAM  Portfolio's  shareholders'  basis for the  shares of the  Goldman  Sachs  Portfolio  to be received by them  pursuant  to the  reorganization  will be the same as their basis in the DeAM  Portfolio's shares exchanged; and

         7. The holding  period of the Goldman  Sachs  Portfolio  shares to be received by the  shareholders of the DeAM Portfolio will include the holding period of their DeAM  Portfolio  shares  exchanged,  provided such DeAM Portfolio shares were held as capital assets on the date of the exchange.

         Notwithstanding  the above,  at any time prior to the closing date,  any of the terms or conditions of the Plan may be waived by the Trust's  Board of Trustees  if, in the  judgment of the Board of  Trustees, such  action  or  waiver  will not have a  material  adverse  affect  on the  benefits  intended  under  the
Transaction for the Portfolios and their shareholders.

         Contractowners   should  consult  the  prospectuses  of  their  variable   insurance  products  for
information  on the federal tax  consequences  of owning the  product.  Contractowners  should also  consult their tax  advisors  as to state and  local tax  consequences,  if any,  of the  Transaction,  because  this discussion only relates to the federal income tax consequences.

Characteristics of the Goldman Sachs Portfolio shares.

         Shares of the Goldman Sachs  Portfolio will be distributed  to  shareholders  of the DeAM Portfolio and will have the same  legal  characteristics  as the  shares of the DeAM  Portfolio  with  respect to such matters as voting rights, assessibility, conversion rights, and transferability.

Capitalizations of the Portfolios and Capitalization after the Transaction.

         The following table sets forth, as of December 31, 2003, the  capitalization  of shares of the DeAM
Portfolio,  and the  Goldman  Sachs  Portfolio.  The table also shows the  projected  capitalization  of the
Goldman Sachs Portfolio shares as adjusted to give effect to the proposed  Transaction.  The  capitalization of the Goldman Sachs Portfolio is likely to be different when the Transaction is consummated.

                                                  DeAM Portfolio  Goldman Sachs                   Goldman Sachs Portfolio

                                                                    Portfolio                   Projected after Transaction
                                                   (unaudited)     (unaudited)     Adjustments          (unaudited)
                                                   -----------     -----------     -----------          -----------

Net assets (thousands)........................           $97,471       $1,151,200                                $1,248,671

Total shares outstanding (thousands)..........             9,528           55,210       (4,850)                      59,888

Net asset value per share.....................            $10.23           $20.85                                    $20.85

VOTING INFORMATION

         The  affirmative  vote of a  majority  of the  total  number  of  outstanding  shares  of the  DeAM
Portfolio is necessary to approve the Plan. Each  shareholder  will be entitled to give voting  instructions equivalent  to one vote for each full share,  and a fractional  vote for each  fractional  share of the DeAM
Portfolio  held at the close of business on the Record  Date.  If  sufficient  votes to approve the Plan are not received by the date of the Meeting,  the Meeting may be adjourned to permit  further  solicitations  of proxies.

         ASLAC  is  the  record  owner  of  more  than  [ ]% and  ASISI  owns  of  record  [ ]% of the  each
Portfolio's  shares.  Shares of the  Portfolio  that it owns will be voted by ASLAC with respect to the Plan in accordance  with  instructions  received in a timely manner from  Contractowners.  In addition,  ASLAC is entitled  to vote shares for which no  instructions  are  received  and will vote such shares (for the Plan, against the Plan and  abstain) in the same  proportion  as the votes cast in  accordance  with  instructions received  from  Contractowners.  ASLAC will attend the meeting in person or by proxy and vote its shares for the Plan.  Therefore,  the presence at the Meeting of ASLAC is  sufficient  to constitute a quorum under the
Trust's By-laws,  and  substantially all of the shares of the DeAM Portfolio will be voted in some manner by
ASLAC.

An  abstention  is not  counted  as an  affirmative  vote of the type  necessary  to  approve  the Plan and, therefore, instructions to ASLAC to abstain will have the same effect as a vote against the Plan.

How to vote.

         You can vote your shares in any one of four ways:
o........By mail, with the enclosed proxy card.
o        In person at the Meeting. *
                  o        By phone

         If you simply  sign and date the proxy but give no voting  instructions,  your shares will be voted by ASLAC in favor of the Plan and in accordance  with the views of management  upon any  unexpected  matters that come before the Meeting or adjournment of the Meeting.

Revoking Proxies

         Contractowners  executing and returning  voting  instructions  may revoke such  instructions at any time  prior to its  exercise  by  written  notice of such  revocation  to the  Secretary  of the  Trust,  by execution of a subsequent voting instructions, or by voting in person at the Meeting.*

Other matters.

         The Board of Trustees of the Trust does not intend to bring any  matters  before the Meeting  other than  those  described  in this  Prospectus/Proxy  Statement.  It is not  aware of any other  matters  to be brought  before the  Meeting  by others.  If any other  matter  legally  comes  before  the  Meeting,  it is intended that the persons named in the enclosed proxy will vote in accordance with their judgment.

Solicitation of voting instructions.

         Voting instructions will be solicited  principally by mailing this  Prospectus/Proxy  Statement and its enclosures,  but instructions also may be solicited by telephone,  facsimile,  through  electronic means such as email,  or in person by officers or  representatives  of the Trust or ASLAC.  If the record owner of a contract  or policy is a  custodian,  nominee or  fiduciary,  the Trust may send  proxy  materials  to the record  owner for any  beneficial  owners  that such record  owner may  represent.  The Trust may  reimburse custodians,  nominees and  fiduciaries  for their  reasonable  expenses  incurred in  connection  with proxy solicitations of such beneficial owners.

ADDITIONAL INFORMATION ABOUT THE COMPANY AND THE FUNDS

         The DeAM Portfolio and the Goldman Sachs  Portfolio are separate  series of the Trust,  which is an open-end  management  investment  company  registered  with the SEC under the  Investment  Company Act. Each
Portfolio is, in effect,  a separate mutual fund.  Detailed  information  about the Trust and each Portfolio is contained in the  Prospectus  for the  Portfolios  which is attached  with and  considered a part of this
Prospectus/Proxy  Statement.  Additional  information  about the Trust and each Portfolio is included in the
Portfolios'  Statement of Additional  Information,  dated May 1, 2003, which has been filed with the SEC and is incorporated into the SAI relating to this Prospectus/Proxy Statement.

         A copy of the Trust's  Annual Report to  Shareholders  for the fiscal year ended  December 31, 2003 is included  with and  considered  a part of this  Prospectus/Proxy  Statement.  You may request a free copy of the  Trust's  Annual  Report to  Shareholders  for the fiscal  year ended  December  31,  2002 by calling
1-800-752-6342 or by writing to the Trust at One Corporate Drive, P.O. Box 883, Shelton, CT 06484.

         The Trust, on behalf of the Portfolios,  files proxy materials,  reports and other information with the SEC in accordance with the  informational  requirements  of the Securities  Exchange Act of 1934 and the
Investment  Company Act.  These  materials can be inspected and copied at: the SEC's Public  Reference  Room at 450 Fifth Street NW,  Washington,  DC 20549,  and at the Regional  Offices of the SEC located in New York
City at 233 Broadway,  New York, NY 10279 and in Chicago at 175 W. Jackson  Boulevard,  Suite 900,  Chicago,
IL  60604.  Also,  copies  of such  material  can be  obtained  from the  SEC's  Public  Reference  Section,
Washington,  DC  20549-6009,  upon  payment  of  prescribed  fees,  or from the SEC's  Internet  address  at
http://www.sec.gov.

PRINCIPAL HOLDERS OF SHARES

         The table below sets forth, as of the Record Date, each  shareholder  that owns of record more than
5% of the DeAM Portfolio or the Goldman Sachs Portfolio.

----------------------------------------- ------------------------------------ ------------------------------------ ------------
               Portfolio                        Beneficial Owner Name*                       Address                  Percent
                                                                                                                     Ownership

----------------------------------------- ------------------------------------ ------------------------------------ ------------

*As  defined  by the  Commission,  a security  is  beneficially  owned by a person if that  person has or shares voting power or investment power with respect to the security.

         As of the Record  Date,  the officers and  Trustees of the Trust,  as a group,  beneficially  owned less than 1% of the outstanding voting shares of either of the Portfolios.

                                                   EXHIBIT A

                                            Plan of Reorganization

                                          FORM OF PLAN OF REORGANIZATION

         THIS PLAN OF  REORGANIZATION  (the  "Plan") is made as of this _____ th day of  ______________,  2004,  by
American  Skandia  Trust  (the  "Trust"),  a  business  trust  organized  under  the  laws of the  Commonwealth  of
Massachusetts  with its principal place of business at One Corporate Drive,  Shelton,  Connecticut 06484, on behalf of the AST DeAM  Large-Cap  Growth  Portfolio  (the "Acquired  Portfolio")  and the AST Goldman Sachs  Concentrated
Growth  Portfolio (the  "Acquiring  Portfolio"),  both series of the Trust.  Together,  the Acquired  Portfolio and
Acquiring Portfolio are referred to as the "Portfolios."

         The reorganization  (hereinafter referred to as the "Reorganization")  will consist of (i) the acquisition by the Acquiring  Portfolio,  of substantially all of the property,  assets and goodwill of the Acquired  Portfolio and the  assumption  by the Acquiring  Portfolio of all of the  liabilities  of the Acquired  Portfolio in exchange solely for full and fractional  shares of beneficial  interest,  par value $0.001 each, of the Acquiring  Portfolio
("Acquiring  Portfolio  Shares");  (ii) the  distribution of Acquiring  Portfolio Shares to the shareholders of the
Acquired Portfolio according to their respective interests in complete  liquidation of the Acquired Portfolio;  and
(iii) the  dissolution of the Acquired  Portfolio as soon as  practicable  after the closing (as defined in Section
3,  hereinafter  called the "Closing"),  all upon and subject to the terms and conditions of this Plan  hereinafter set forth.

         In order to  consummate  the  Plan,  the  following  actions  shall be taken by the Trust on behalf of the
Acquiring Portfolio and the Acquired Portfolio:

1.       Sale and Transfer of Assets, Liquidation and Dissolution of Acquired Portfolio.
         -------------------------------------------------------------------------------

         (a)      Subject to the terms and conditions of this Plan,  the Trust on behalf of the Acquired  Portfolio shall convey,  transfer and deliver to the Acquiring Portfolio at the Closing all of the Acquired  Portfolio's then existing  assets,  free and clear of all liens,  encumbrances,  and claims  whatsoever  (other  than  shareholders'
rights of  redemption),  except for cash,  bank  deposits,  or cash  equivalent  securities in an estimated  amount necessary  to (i) pay the costs and  expenses in  carrying  out this Plan  (including,  but not limited to, fees of counsel and accountants,  and expenses of its liquidation and dissolution contemplated  hereunder).  (ii) discharge its unpaid  liabilities  on its books at the  closing  date (as  defined in section  3,  hereinafter  the  "Closing
Date"),  including,  but not limited to, its income dividends and capital gains distributions,  if any, payable for the period prior to, and through,  the Closing  Date;  and (iii) pay such  contingent  liabilities  as the Board of
Trustees  shall  reasonably  deem to exist against the Acquired  Portfolio,  if any, at the Closing Date, for which contingent and other  appropriate  liabilities  reserves shall be  established  on the Acquired  Portfolio's  books
(hereinafter  "Net  Assets").  The  Acquired  Portfolio  shall also retain any and all rights that it may have over and against any person that may have accrued up to and including the close of business on the Closing Date.

         (b)      Subject  to the  terms  and  conditions  of this  Plan,  the  Trust on  behalf  of the  Acquiring
Portfolio  shall at the  Closing  deliver to the  Acquired  Portfolio  the number of  Acquiring  Portfolio  Shares, determined by dividing the net asset value per share of the shares of the Acquired Portfolio  ("Acquired  Portfolio
Shares") on the Closing Date by the net asset value per share of the Acquiring  Portfolio  Shares,  and multiplying the result thereof by the number of outstanding  Acquired  Portfolio  Shares as of the close of regular  trading on the New York Stock  Exchange  (the "NYSE") on the Closing  Date.  All such values shall be determined in the manner and as of the time set forth in Section 2 hereof.

         (c)      Immediately  following  the Closing,  the Acquired  Portfolio  shall  distribute  pro rata to its shareholders  of record as of the close of business on the Closing Date, the Acquiring  Portfolio  Shares  received by the Acquired  Portfolio  pursuant to this Section 1 and then shall terminate and dissolve.  Such liquidation and distribution  shall be accomplished by the  establishment of accounts on the share records of the Trust relating to the  Acquiring  Portfolio  and noting in such  accounts  the type and amounts of  Acquiring  Portfolio  Shares that former Acquired Portfolio  shareholders are due based on their respective  holdings of the Acquired Portfolio as of the close of business on the Closing  Date.  Fractional  Acquiring  Portfolio  Shares shall be carried to the third decimal place. The Acquiring  Portfolio shall not issue  certificates  representing the Acquiring  Portfolio shares in connection with such exchange.

2.       Valuation.
         ----------

         (a)      The value of the Acquired  Portfolio's  Net Assets to be transferred  to the Acquiring  Portfolio hereunder  shall be computed as of the close of regular  trading on the NYSE on the  Closing  Date (the  "Valuation
Time") using the valuation procedures set forth in Trust's currently effective prospectus.

         (b)      The net  asset  value of a share of the  Acquiring  Portfolio  shall be  determined  to the third decimal  point as of the  Valuation  Time  using  the  valuation  procedures  set  forth in the  Trust's  currently effective prospectus.

         (c)      The net  asset  value of a share of the  Acquired  Portfolio  shall be  determined  to the  third decimal  point as of the  Valuation  Time  using  the  valuation  procedures  set  forth in the  Trust's  currently effective prospectus.

3.       Closing and Closing Date.
         -------------------------

         The  consummation  of  the  transactions  contemplated  hereby  shall  take  place  at  the  Closing  (the
"Closing").   The  date  of  the  Closing  (the   "Closing   Date")  shall  be  [  ],  2004,  or  such  later  date
as determined by the Trust's  officers.  The Closing shall take place at the principal  office of the Trust at 5:00
P.M.  Eastern time on the Closing  Date.  The Trust on behalf of the  Acquired  Portfolio  shall have  provided for delivery  as of the  Closing  of the  Acquired  Portfolio's  Net  Assets to be  transferred  to the  account of the
Acquiring  Portfolio at the Acquiring  Portfolio's  Custodians,  JPMorgan Chase Bank, 4 MetroTech  Center Brooklyn,
New York,  11245; and PFPC Trust Company,  400 Bellevue  Parkway,  Wilmington,  Delaware 19809.  Also, the Trust on
behalf of the Acquired  Portfolio  shall produce at the Closing a list of names and  addresses of the  shareholders of record  of the  Acquired  Portfolio  Shares  and the  number of full and  fractional  shares  owned by each such shareholder,  all as of the Valuation Time,  certified by its transfer agent or by its President to the best of its or his or her  knowledge  and  belief.  The Trust on behalf of the  Acquiring  Portfolio  shall issue and deliver a confirmation  evidencing the Acquiring  Portfolio Shares to be credited to the Acquired  Portfolio's account on the
Closing Date to the Secretary of the Trust, or shall provide evidence  satisfactory to the Acquired  Portfolio that the Acquiring  Portfolio Shares have been registered in an account on the books of the Acquiring  Portfolio in such manner as the Trust on behalf of Acquired Portfolio may request.

4.       Representations and Warranties by the Trust on behalf of the Acquired Portfolio.
         --------------------------------------------------------------------------------

         The Trust makes the following representations and warranties about the Acquired Portfolio:

(a)      The  Acquired  Portfolio  is a series of the  Trust,  a  business  trust  organized  under the laws of the
Commonwealth of Massachusetts  and validly existing and in good standing under the laws of that  jurisdiction.  The
Trust is duly  registered  under the Investment  Company Act of 1940, as amended (the "1940 Act"),  as an open-end, management  investment  company and all of the Acquired  Portfolio  Shares sold were sold  pursuant to an effective registration statement filed under the Securities Act of 1933, as amended (the "1933 Act").

(b)      The Trust on behalf of the Acquired  Portfolio  is  authorized  to issue an unlimited  number of shares of beneficial  interest's  acquired  Portfolio shares, par value $0.001 each, each outstanding share of which is fully paid, non-assessable, freely transferable and has full voting rights.

         (c)      The financial  statements  appearing in the Trust's Annual Report to Shareholders  for the fiscal year ended  December  31,  2003,  audited by  Deloitte &Touche LLP fairly  present the  financial  position of the
Acquired  Portfolio as of such dates and the results of its  operations  for the periods  indicated  in  conformity with generally accepted accounting principles applied on a consistent basis.

         (d)      The Trust has the necessary power and authority to conduct the Acquired  Portfolio's  business as such business is now being conducted.

         (e)      The  Trust  on  behalf  of the  Acquired  Portfolio  is not a party  to or  obligated  under  any provision  of the Trust's  Amended and  Restated  Declaration  of Trust or  By-laws,  or any  contract or any other commitment  or  obligation,  and is not subject to any order or decree,  that would be violated by its execution of or performance under this Plan.

         (f)      The Acquired Portfolio does not have any unamortized or unpaid organizational fees or expenses.

         (g)      The  Acquired  Portfolio  has elected to be treated as a regulated  investment  company (a "RIC")
for federal  income tax purposes  under Part I of  Subchapter M of the  Internal  Revenue Code of 1986,  as amended
(the "Code") and the Acquired  Portfolio  has  qualified  as a RIC for each taxable year since its  inception,  and will qualify as of the Closing  Date.  The  consummation  of the  transactions  contemplated  by this Plan will not cause the  Acquired  Portfolio  to fail to satisfy the  requirements  of  subchapter  M of the Code.  The  Acquired
Portfolio  also has satisfied the  diversification  requirements  of Section 817(h) of the Code since its inception and will continue to satisfy such requirements at the Closing.

         (h)      The Acquired  Portfolio,  or its agents,  (i) holds a valid Form W-8BEN,  Certificate  of Foreign
Status of Beneficial  Owner for United States  Withholding  (or other  appropriate  series of Form W-8, as the case may be), or Form W-9, Request for Taxpayer  Identification  Number and  Certification,  for each Acquired Portfolio shareholder of record,  which Form W-8 or Form W-9 can be associated with reportable  payments made by the Acquired
Portfolio to such  shareholder,  and/or (ii) has otherwise  timely  instituted the appropriate  backup  withholding procedures with respect to such shareholder as provided by Section 3406 of the Code.

5.       Representations and Warranties by the Trust on behalf of the Acquiring Portfolio.
         ---------------------------------------------------------------------------------

         The Trust makes the following representations and warranties about the Acquiring Portfolio:

         (a)      The Acquiring  Portfolio is a series of the Trust, a business trust  organized  under the laws of the  Commonwealth of Massachusetts  and validly existing and in good standing under the laws of that  jurisdiction.
The Trust is duly  registered  under the 1940 Act as an  open-end,  management  investment  company  and all of the
Acquiring  Portfolio  Shares sold have been sold pursuant to an effective  registration  statement  filed under the
Securities Act of 1933, as amended (the "1933 Act").

         (b)      The Trust on behalf of the  Acquiring  Portfolio is  authorized  to issue an unlimited  number of shares of beneficial  interest's  Acquiring  Portfolio  shares,  par value $0.001 each, each  outstanding  share of which is freely paid, non-assessable, fully transferable and has full voting rights.

         (c)      At the Closing,  Acquiring  Portfolio Shares will be eligible for offering to the public in those states of the  United  States  and  jurisdictions  in which the  shares of the  Acquired  Portfolio  are  presently eligible for offering to the public,  and there are a sufficient  number of Acquiring  Portfolio Shares  registered under the 1933 Act to permit the transfers contemplated by this Plan to be consummated.

         (d)      The financial  statements  appearing in the Trust's Annual Report to Shareholders  for the fiscal year ended  December  31,  2003,  audited by  Deloitte &Touche LLP fairly  present the  financial  position of the
Acquiring  Portfolio as of such dates and the results of its  operations  for the periods  indicated in  conformity with generally accepted accounting principles applied on a consistent basis.

         (e)      The Trust has the necessary  power and authority to conduct the  Acquiring  Portfolio's  business as such business is now being conducted.

         (f)      The  Trust on  behalf  of the  Acquiring  Portfolio  is not a party  to or  obligated  under  any provision  of the Trust's  Amended and  Restated  Declaration  of Trust or  By-laws,  or any  contract or any other commitment  or  obligation,  and is not subject to any order or decree,  that would be violated by its execution of or performance under this Plan.

         (g)      The Acquiring  Portfolio has to be treated as a RIC for federal  income tax purposes under Part I of  Subchapter M of the Internal  Revenue Code of 1986,  as amended (the "Code") and the  Acquiring  Portfolio  has qualified  as a RIC for each  taxable  year since its  inception,  and will  qualify as of the  Closing  Date.  The consummation  of the  transactions  contemplated  by this Plan will not cause the  Acquiring  Portfolio  to fail to satisfy  the  requirements  of  subchapter  M  of  the  Code.  The  Acquiring  Portfolio  also  has  satisfied  the diversification  requirements  of Section  817(h) of the Code since its inception and will continue to satisfy such requirements at the Closing.

6.       Representations and Warranties by the Trust on behalf of the Portfolios.
         ------------------------------------------------------------------------

         The Trust makes the following representations and warranties about the Portfolios:

         (a)      The  statement of assets and  liabilities  to be created by the Trust for each of the  Portfolios as of the  Valuation  Time for the purpose of  determining  the number of Acquiring  Portfolio  Shares to be issued pursuant to Section 1 of this Plan will  accurately  reflect the Net Assets in the case of the  Acquired  Portfolio and the net assets in the case of the Acquiring  Portfolio,  and outstanding shares, as of such date, in conformity with generally accepted accounting principles applied on a consistent basis.

         (b)      At the Closing,  the Portfolios will have good and marketable  title to all of the securities and other assets shown on the  statement of assets and  liabilities  referred to in "(a)" above,  free and clear of all liens or  encumbrances  of any nature  whatsoever,  except such  imperfections  of title or  encumbrances as do not materially detract from the value or use of the assets subject thereto, or materially affect title thereto.

         (c)      Except as may be  disclosed in the Trust's  current  effective  prospectus,  there is no material suit,  judicial  action,  or legal or  administrative  proceeding  pending  or  threatened  against  either  of the
Portfolios.

         (d)      There are no known actual or proposed  deficiency  assessments  with respect to any taxes payable by either of the Portfolios.

         (e)      The  execution,  delivery,  and  performance  of this  Plan  have  been  duly  authorized  by all necessary  action of the Trust's  Board of  Trustees,  and this Plan  constitutes  a valid and  binding  obligation enforceable in accordance with its terms.

         (f)      The Trust  anticipates that  consummation of this Plan will not cause either of the Portfolios to fail to conform to the  requirements  of Subchapter M of the Code for Federal  income  taxation as a RIC at the end of each fiscal year or to conform to the requirements of Section 817(h) at the end of each tax quarter.

         (g)      The Trust has the  necessary  power and authority to conduct the business of the  Portfolios,  as such business is now being conducted.

7.       Intentions of the Trust on behalf of the Portfolios.
         ----------------------------------------------------

         (a)      The Trust  intends to  operate  each  Portfolio's  respective  business  as  presently  conducted between the date hereof and the Closing,  except that, it is likely that the assets of the Acquired  Portfolio will
                                          ------ ----
be substantially  restructured and not in the ordinary course either  immediately  before or immediately  after the
Closing and as part of the Plan contemplated hereby.

         (b)      The Trust on behalf of the  Acquiring  Portfolio  intends,  if this Plan is  consummated,  to not continue the "historic business  enterprise" of the Acquired  Portfolio within the meaning of Treasury  Regulations section  1.368-1(d).  Accordingly,  the  Acquiring  Portfolio  expects that it will  neither  continue the Acquired
Portfolio's  historic business nor use a significant portion of the Acquired  Portfolio's  historic business assets in a business.

         (c)      The Trust intends that the Acquired  Portfolio  will not acquire the Acquiring  Portfolio  Shares for the purpose of making distributions thereof to anyone other than the Acquired Portfolio's shareholders.

         (d)      The  Trust  on  behalf  of the  Acquired  Portfolio  intends,  if this  Plan is  consummated,  to liquidate and dissolve the Acquired Portfolio.

         (e)      The Trust  intends that, by the Closing,  each of the  Portfolio's  Federal and other tax returns and reports  required  by law to be filed on or before  such date shall have been filed,  and all Federal and other taxes shown as due on said  returns  shall have either been paid or  adequate  liability  reserves  shall have been provided for the payment of such taxes.

         (f)      At the Closing,  the Trust on behalf of the Acquired  Portfolio  intends to have available a copy of the shareholder  ledger  accounts,  certified by the Trust's transfer agent or its President or a Vice-President to the best of its or his or her knowledge and belief,  for all the  shareholders  of record of Acquired  Portfolio
Shares as of the  Valuation  Time who are to become  shareholders  of the  Acquiring  Portfolio  as a result of the transfer of assets that is the subject of this Plan.

         (g)      The Trust intends to mail to each  shareholder  of record of the Acquired  Portfolio  entitled to vote at the meeting of its  shareholders  at which action on this Plan is to be considered,  in sufficient  time to comply with  requirements  as to notice  thereof,  a Combined Proxy  Statement and Prospectus  that complies in all material  respects  with the  applicable  provisions of Section  14(a) of the  Securities  Exchange Act of 1934, as
amended, and Section 20(a) of the 1940 Act, and the rules and regulations, respectively, thereunder.

         (h)      The Trust  intends  to file with the U.S.  Securities  and  Exchange  Commission  a  registration statement  on Form  N-14  under  the 1933  Act  relating  to the  Acquiring  Portfolio  Shares  issuable  hereunder
("Registration  Statements"),  and will use its best efforts to provide  that the  Registration  Statement  becomes effective as promptly as  practicable.  At the time the  Registration  Statement  becomes  effective,  it will: (i)
comply in all material  respects  with the  applicable  provisions  of the 1933 Act, and the rules and  regulations promulgated  thereunder;  and (ii) not contain any untrue  statement  of material  fact or omit to state a material fact required to be stated  therein or necessary to make the  statements  therein not  misleading.  At the time the
Registration Statement becomes effective,  at the time of the shareholders' meeting of the Acquired Portfolio,  and at the Closing  Date,  the  prospectus  and  statement  of  additional  information  included  in the  Registration
Statement  will not contain any untrue  statement of a material fact or omit to state a material fact  necessary to make the statements therein, in the light of the circumstances under which they were made, not misleading.

8.       Conditions Precedent to be Fulfilled by Trust on behalf of the Portfolios.
         --------------------------------------------------------------------------

         The consummation of the Plan with respect to the Acquiring  Portfolio and the Acquired  Portfolio shall be subject to the following conditions:

         (a)      That: (i) all the  representations  and  warranties  contained  herein  concerning the Portfolios shall be true and  correct as of the  Closing  with the same  effect as though  made as of and at such  date;  (ii)
performance  of all  obligations  required by this Plan to be  performed  by the Trust on behalf of the  Portfolios shall occur prior to the Closing;  and (iii) the Trust shall  execute a  certificate  signed by the  President or a
Vice President and by the Secretary or equivalent officer to the foregoing effect.

         (b)      That the form of this Plan shall have been  adopted  and  approved by the  appropriate  action of the Board of Trustees of the Trust on behalf of the Portfolios.

         (c)      That  the  U.S.  Securities  and  Exchange  Commission  shall  not  have  issued  an  unfavorable management  report under Section  25(b) of the 1940 Act or  instituted  or  threatened to institute any  proceeding seeking to enjoin  consummation  of the Plan under  Section 25(c) of the 1940 Act.  And,  further,  no other legal, administrative  or other  proceeding  shall have been  instituted or threatened  that would  materially  affect the financial condition of a Portfolio or would prohibit the transactions contemplated hereby.

         (d)      That the Plan  contemplated  hereby  shall have been  adopted  and  approved  by the  appropriate action of the shareholders of the Acquired Portfolio at an annual or special meeting or any adjournment thereof.

         (e)      That a distribution or  distributions  shall have been declared for each Portfolio,  prior to the
Closing  Date  that,  together  with  all  previous  distributions,  shall  have  the  effect  of  distributing  to shareholders of each Portfolio (i) all of its ordinary  income and all of its capital gain net income,  if any, for the  period  from the close of its last  fiscal  year to the  Valuation  Time and (ii) any  undistributed  ordinary income and  capital  gain net income from any prior  period.  Capital  gain net income has the meaning  assigned to such term by Section 1222(9) of the Code.

         (f)      That there shall be delivered to the Trust on behalf of the Portfolios an opinion in such form and with such qualifications or limitations, if any, as reasonably may be acceptable to the Trust from Messrs.
Stradley Ronon Stevens &Young, LLP, to the effect that,

                           (1)      Under Section 1032 of the Code, no gain or loss will be recognized by the
Acquiring Portfolio on receipt of assets of the Acquired Portfolio in exchange for the Acquiring Portfolio's voting stock and assumption of the Acquired Portfolio's liabilities;

                           (2)      Any gains recognized by the Acquired Portfolio as a result of the transaction contemplated hereby will be offset by a deduction for dividends paid to its shareholders; and

                           (3)      No gain or loss will be  recognized  by any  Contractowner  for whom  shares of either  the  Acquiring  Portfolio  or  the  Acquired  Portfolio  are  underlying  investments  as a  result  of the transaction contemplated hereby.

         In giving the  opinions  set forth  above,  counsel  may state that it is relying on  representations  and certificates  of the officers of the Trust with regard to matters of fact, and certain  certifications  and written statements of governmental officials with respect to the good standing of the Trust.

         (g)      That there shall be  delivered  to the Trust on behalf of the  Portfolios  an opinion in form and substance  satisfactory to it from Messrs.  Stradley Ronon Stevens &Young, LLP, to the effect that, subject in all respects to the effects of bankruptcy,  insolvency,  reorganization,  moratorium,  fraudulent conveyance, and other laws now or hereafter affecting generally the enforcement of creditors' rights:

                           (1)      Acquiring  Portfolio  Shares  to be issued  pursuant  to the terms of this Plan have been duly  authorized  and, when issued and delivered as provided in this Plan,  will have been validly issued and fully paid and will be non-assessable by the Trust, on behalf of the Acquiring Portfolio;

                           (2)      All actions  required to be taken by the Trust and/or  Portfolios  to authorize and effect the Plan  contemplated  hereby  have been duly  authorized  by all  necessary  action on the part of the
Trust and the Portfolios;

                           (3)      Neither  the  execution,  delivery  nor  performance  of this Plan by the Trust violates any provision of the Trust's  Amended and Restated  Declaration of Trust or By-laws,  or the provisions of any agreement or other  instrument  known to such counsel to which the Trust is a party or by which the  Portfolios are otherwise bound;  this Plan is the legal,  valid and binding  obligation of the Trust and each Portfolio and is enforceable against the Trust and/or each Portfolio in accordance with its terms; and

                           (4)      The Trust's registration  statement,  of which the prospectus dated May 1, 2003 relating to each Portfolio  (the  "Prospectus")  is a part, is, at the time of the signing of this Plan,  effective under the 1933 Act, and, to the best  knowledge of such counsel,  no stop order  suspending  the  effectiveness  of such  registration  statement  has been issued,  and no  proceedings  for such purpose have been  instituted or are pending  before or threatened by the U.S.  Securities and Exchange  Commission  under the 1933 Act, and nothing has come to counsel's  attention that causes it to believe that, at the time the  Prospectus  became  effective,  or at the time of the signing of this Plan, or at the Closing,  such Prospectus (except for the financial  statements and other  financial  and  statistical  data  included  therein,  as to which  counsel  need not  express an  opinion), contained  any untrue  statement  of a material  fact or omitted  to state a material  fact  required  to be stated
therein  or  necessary  to make the  statements  therein  not  misleading;  and such  counsel  knows of no legal or government  proceedings  required to be described in the Prospectus,  or of any contract or document of a character required to be described in the Prospectus that is not described as required.

         In giving the  opinions  set forth  above,  counsel  may state that it is relying on  certificates  of the officers  of the Trust with  regard to matters of fact,  and  certain  certifications  and  written  statements  of governmental officials with respect to the good standing of the Trust.

         (h)      That the Trust's  Registration  Statement  with respect to the Acquiring  Portfolio  Shares to be delivered to the Acquired  Portfolio's  shareholders in accordance with this Plan shall have become effective,  and no stop order suspending the  effectiveness of the Registration  Statement or any amendment or supplement  thereto, shall have been issued  prior to the  Closing  Date or shall be in effect at Closing,  and no  proceedings  for the issuance of such an order shall be pending or threatened on that date.

         (i)      That the Acquiring  Portfolio Shares to be delivered  hereunder shall be eligible for sale by the
Acquiring  Portfolio  with each state  commission  or agency  with which such  eligibility  is required in order to permit the Acquiring Portfolio Shares lawfully to be delivered to each shareholder of the Acquired Portfolio.

9.       Expenses.
         ---------

         (a)      The Trust  represents  and  warrants  that there are no broker or finders'  fees payable by it in connection with the transactions provided for herein.

         (b)      The  expenses of entering  into and carrying  out the  provisions  of this Plan shall be borne by
American Skandia Investment Services, Incorporated or its affiliates.

10.      Termination; Postponement; Waiver; Order.
         -----------------------------------------

         (a)      Anything  contained in this Plan to the  contrary  notwithstanding,  this Plan may be  terminated and abandoned at any time (whether before or after approval thereof by the  shareholders of an Acquired  Portfolio)
prior to the Closing or the Closing may be  postponed by the Trust on behalf of a Portfolio  by  resolution  of the
Board of Trustees,  if  circumstances  develop that,  in the opinion of the Board,  make  proceeding  with the Plan inadvisable.

         (b)      If  the   transactions   contemplated   by  this  Plan  have  not  been   consummated   by  [  ],
2004,  the Plan  shall  automatically  terminate  on that  date,  unless a later  date is agreed to by the Trust on behalf of the relevant Portfolios.

         (c)      In the event of  termination  of this Plan  pursuant  to the  provisions  hereof,  the same shall become void and have no further effect with respect to the Acquiring Portfolio or Acquired  Portfolio,  and neither the  Trust,  the  Acquiring  Portfolio  nor  the  Acquired  Portfolio,  nor  the  directors,  officers,  agents  or shareholders shall have any liability in respect of this Plan.

         (d)      At any time prior to the Closing,  any of the terms or  conditions  of this Plan may be waived by the party who is entitled  to the  benefit  thereof by action  taken by the  Trust's  Board of Trustees  if, in the judgment of such Board of Trustees,  such action or waiver will not have a material  adverse affect on the benefits intended under this Plan to its shareholders, on behalf of whom such action is taken.

         (e)      The respective  representations  and warranties  contained in Sections 4 to 6 hereof shall expire with and be terminated  by the Plan of  Reorganization,  and neither the Trust nor any of its officers,  directors, agents or shareholders  nor the Portfolios nor any of their  shareholders  shall have any liability with respect to such  representations  or warranties  after the Closing.  This provision  shall not protect any officer,  director, agent or  shareholder  of any of the  Portfolios  or the Trust  against any  liability to the entity for which that officer,  director,  agent or  shareholder  so acts or to any of the Trust's  shareholders  to which that  officer, director,  agent or  shareholder  would  otherwise be subject by reason of willful  misfeasance,  bad faith,  gross negligence, or reckless disregard of the duties in the conduct of such office.

         (f)      If any order or orders of the U.S.  Securities and Exchange  Commission with respect to this Plan shall be issued  prior to the Closing and shall impose any terms or  conditions  that are  determined  by action of the Board of Trustees of the Trust on behalf of the  Portfolios to be acceptable,  such terms and conditions  shall be  binding  as if a part of this Plan  without  further  vote or  approval  of the  shareholders  of the  Acquired
Portfolios,  unless such terms and  conditions  shall result in a change in the method of  computing  the number of
Acquiring  Portfolio  Shares  to be  issued  to the  Acquired  Portfolio  in which  event,  unless  such  terms and conditions  shall have been  included in the proxy  solicitation  material  furnished  to the  shareholders  of the
Acquired  Portfolio  prior to the  meeting  at which the  transactions  contemplated  by this Plan  shall have been approved,  this Plan  shall not be  consummated  and shall  terminate  unless  the Trust on behalf of the  Acquired
Portfolio  shall  promptly  call a special  meeting of  shareholders  at which such  conditions so imposed shall be submitted for approval.

11.      Entire Plan and Amendments.
         ---------------------------

         This Plan embodies the entire plan of the Trust on behalf of the  Portfolios  and there are no agreements, understandings,  restrictions,  or  warranties  between  the  parties  other than those set forth  herein or herein provided  for.  This Plan may be amended only by the Trust on behalf of a Portfolio  in writing.  Neither this Plan nor any interest  herein may be assigned  without the prior written consent of the Trust on behalf of the Portfolio corresponding to the Portfolio making the assignment.

12.      Notices.
         --------

         Any notice,  report,  or demand  required or permitted  by any  provision of this Plan shall be in writing and shall be deemed to have been given if  delivered  or mailed,  first class  postage  prepaid,  addressed  to the
Trust at One Corporate Drive, P.O. Box 883, Shelton, CT 06484, Attention:  Secretary.

13.      Governing Law.
         --------------

         This Plan  shall be  governed  by and  carried  out in  accordance  with the laws of the  Commonwealth  of
Massachusetts.

         IN WITNESS  WHEREOF,  American Skandia Trust, on behalf of the AST DeAM Large-Cap Growth Portfolio and the
AST Goldman Sachs Concentrated Growth Portfolio,  has executed this Plan by its duly authorized officer,  all as of the date and year first-above written.

                                                   AMERICAN SKANDIA TRUST
                                                   on behalf of
                                                   AST DeAM Large-Cap Growth Portfolio,
                                                   AST Goldman Sachs Concentrated Growth Portfolio

Attest:                                            By:

-----------------------------                      -------------------------------------------

                                                 EXHIBIT B

                                        Prospectus dated MAY 1, 2003

         The Prospectus  for the AST PIMCO Total Return Bond  Portfolio of American  Skandia Trust dated May
1, 2003, is part of this  Prospectus/Proxy  Statement and will be included in the proxy solicitation mailing to shareholders.

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1 Prior to November 11, 2002,  the ASISI had engaged Janus Capital  Management  LLC as the  Sub-Advisor  for
the Goldman Sachs Portfolio  (formerly,  the AST Janus Mid-Cap Growth Portfolio) for an annual rate of 0.45%
of the average daily net assets of the fund.

* If your shares are held of record by a broker-dealer, you will need to obtain a "legal proxy" from your broker-dealer and present it at the Meeting for inspection in order to vote in person at the Meeting.

                                                         EXHIBIT C

                                           Annual report dated December 31, 2003

         American  Skandia Trust's Annual Report to Shareholders for the fiscal year ended on December 31, 2002, is part of this  Prospectus/Proxy  Statement and will be included in the proxy solicitation  mailing to shareholders.  For purposes of this EDGAR filing, the  above-referenced  Shareholder  Report is incorporated  herein by reference to the electronic filing of Form N-30D made on February 25, 2003.

                                            STATEMENT OF ADDITIONAL INFORMATION
                                                            FOR
                                                  AMERICAN SKANDIA TRUST
                                                    Dated April , 2004

                                               Acquisition of the Assets of
                                         the AST DeAM Large-Cap Growth Portfolio,
                                            a series of American Skandia Trust

                                           By and in exchange for shares of the
                                   the AST Goldman Sachs Concentrated Growth Portfolio,
                                          also a series of American Skandia Trust

         This Statement of Additional  Information (SAI) relates specifically to the proposed delivery of substantially all of the  assets  of the AST DeAM  Large-Cap  Growth  Portfolio  for  shares of the AST  Goldman  Sachs  Concentrated  Growth
Portfolio.

         This SAI consists of this Cover Page and American Skandia Trust's Statement of Additional  Information dated April
30, 2003, as supplemented  May 16, 2003.  Each of these  documents is enclosed with and is legally  considered to be a part of this SAI.

         This SAI is not a Prospectus;  you should read this SAI in conjunction with the  Prospectus/Proxy  Statement dated
April , 2004, relating to the above-referenced  transaction.  You can request a copy of the  Prospectus/Proxy  Statement by calling  1-800-752-6342  or by writing to the American  Skandia Trust at One Corporate  Drive,  P.O. Box 883,  Shelton,  CT
06484.

                                                     Attachment to SAI

The American  Skandia  Trust  Statement of  Additional  Information  dated April 30, 2003,  is part of this SAI and will be provided  to all  shareholders  requesting  this SAI.  For  purposes  of this EDGAR  filing,  the  above-referenced  SAI is incorporated  herein by reference to the  electronic  filings of the Trust's SAI and  supplement  made on April 30, 2003 in
Form N-1A under Rule 485(b), and on May 16, 2003 and January 26, 2004 under Rule 497, respectively.

                                                  AMERICAN SKANDIA TRUST
                                              FILE NOS. 333-______ & 811-5186

                                                         FORM N-14

                                                          PART C

                                                     OTHER INFORMATION
                                                     -----------------

Item 15.  Indemnification

Section 5.2 of the Registrant's Amended and Restated Declaration of Trust provides as follows:

         The Trust shall indemnify each of its Trustees,  officers,  employees,  and agents (including persons who serve at its request as directors,  officers,  employees,  agents or trustees of another  organization  in which it has any interest as a shareholder,  creditor or otherwise) against all liabilities and expenses (including amounts paid in satisfaction of judgments, in compromise,  as fines and penalties, and as counsel fees) reasonably incurred by him in connection with the defense or disposition of any action, suit or other proceeding,  whether civil or criminal, in which he may be involved or with which he may be threatened,  while in office or  thereafter,  by reason of his being or having been such a trustee,  officer, employee or agent, except with respect to any matter as to which he shall have been  adjudicated to be liable to the Trust or its Shareholders by reason of having acted in bad faith, willful  misfeasance,  gross negligence or reckless  disregard of his duties;  provided,  however,  that as to any matter  disposed  of by a  compromise  payment by such  person,  pursuant  to a consent  decree or  otherwise,  no indemnification  either for said payment or for any other  expenses  shall be provided  unless  approved as in the best  interests of the Trust,  after notice that it involves such  indemnification,  by at least a majority of the disinterested  Trustees  acting on the matter  (provided  that a majority of the  disinterested  Trustees  then in office act on the matter) upon a  determination,  based upon a review of readily  available  facts,  that (i) such person acted in good faith in the reasonable  belief that his or her action was in the best interests of the Trust and (ii) is not  liable to the Trust or the  Shareholders  by reason of  willful  misfeasance,  bad  faith,  gross negligence or reckless  disregard of duties;  or the trust shall have received a written opinion from  independent legal counsel  approved by the Trustees to the effect that (x) if the matter of good faith and  reasonable  belief as to the best  interests of the Trust,  had been  adjudicated,  it would have been  adjudicated  in favor of such person,  and (y) based upon a review of readily available facts such trustee,  officer,  employee or agent did not engage in willful  misfeasance,  gross negligence or reckless disregard of duty. The rights accruing to any Person under these  provisions shall not exclude any other right to which he may be lawfully  entitled;  provided that no
         Person may satisfy any right of indemnity or reimbursement  granted herein or in Section 5.1 or to which he may be otherwise  entitled except out of the property of the Trust, and no Shareholder  shall be personally liable to any
         Person with  respect to any claim for  indemnity  or  reimbursement  or  otherwise.  The Trustees may make advance payments in connection with  indemnification  under this Section 5.2,  provided that the indemnified  person shall have given a written undertaking to reimburse the Trust in the event it is subsequently  determined that he is not entitled  to such  indemnification  and,  provided  further,  that  the  Trust  shall  have  obtained  protection, satisfactory in the sole judgment of the disinterested  Trustees acting on the matter (provided that a majority of the disinterested Trustees then in office act on the matter),  against losses arising out of such advance payments or such Trustees , or independent legal counsel, in a written opinion, shall have determined,  based upon a review of readily  available  facts that there is reason to believe that such person will be found to be entitled to such indemnification.

Insofar as  indemnification  for  liability  arising  under the  Securities  Act of 1933 ("1933  Act") may be  permitted to trustees,  officers and  controlling  persons of the Registrant  pursuant to the foregoing  provisions,  or otherwise,  the
Registrant has been advised that in the opinion of the Securities and Exchange  Commission such  indemnification is against public  policy  as  expressed  in  the  1933  Act  and  is,  therefore,  unenforceable.  In the  event  that  a  claim  for indemnification  against  such  liabilities  (other than the payment by the  Registrant  of expenses  incurred or paid by a trustee,  officer or controlling person of the Registrant in the successful  defense of any action,  suit or proceeding) is asserted  by such  director,  officer or  controlling  person in  connection  with the  securities  being  registered,  the
Registrant  will,  unless in the opinion of its counsel the matter has been settled by controlling  precedent,  submit to a court of appropriate  jurisdiction  the question whether such  indemnification  by it is against public policy as expressed in the 1933 Act and will be governed by the final adjudication of such issue.

Item 16.  Exhibits

The following exhibits are incorporated by reference to the previously filed document indicated below, except Exhibits
4(A), 12(A), 14(A) and 16(A):

         (1)      Copies of the charter of the Registrant as now in effect;

                  (A)      Amended  and  Restated  Declaration  of Trust of the  Registrant  as filed in  Massachusetts  on
                           September 23, 1999 and previously  filed with  Post-Effective  Amendment No. 32 to  Registration
                           Statement filed on Form N-1A on October 15, 1999.

         (2)      Copies of the existing by-laws or corresponding instruments of the Registrant;

                  (A)      By-laws  for  the  Registrant   previously  filed  with  Post-Effective   Amendment  No.  35  to
                           Registration Statement filed on Form N-1A on April 27, 2000.

         (3)      Copies of any voting trust agreement  affecting more than five percent of any class of equity  securities of the Registrant;

                  Not Applicable

         (4)      Copies of the agreement of acquisition, reorganization, merger, liquidation and any amendments to it;

                  (A)        The Plan of  Reorganization  is included in this  registration  statement  as Exhibit A to the
                             Prospectus/Proxy Statement.

         (5)      Copies of all instruments  defining the rights of holders of the securities being  registered  including, where applicable, the relevant portion of the articles of incorporation or by-laws of the Registrant;

                  (A)       Articles VI, VIII, IX and X of the  Registrant's  Declaration of Trust as previously filed with
                            Post-Effective  Amendment No. 32 to  Registration  Statement  filed on Form N-1A on October 15,
                            1999 and Article 11 of the Registrant's  By-laws filed with Post-Effective  Amendment No. 35 to
                            Registration Statement filed on Form N-1A on April 27, 2000.

         (6)      Copies of all investment advisory contracts relating to the management of the assets of the Registrant;

                  (A)      Form of Investment  Management  Agreement between Registrant and each of Prudential  Investments
                           LLC and American  Skandia  Investment  Services,  Incorporated for each Portfolio was previously filed as Exhibit D to Item 77Q1(E)  with the  Semi-Annual  Report on Form NSAR on September  10,
                           2003.

                  (B)      Form of Sub-Advisory  Agreement  between American  Skandia  Investment  Services,  Incorporated,
                           Prudential  Investments  LLC and GAMCO  Investors,  Inc.  for the AST  Gabelli  Small-Cap  Value
                           Portfolio was previously filed as Exhibit D to Item 77Q1(E) with the Semi-Annual  Report on Form
                           NSAR on September 10, 2003.

                  (C)      Form of Sub-Advisory  Agreement  between American  Skandia  Investment  Services,  Incorporated,
                           Prudential Investments LLC and Deutsche Asset Management,  Inc. for the AST DeAM Small-Cap Value
                           Portfolio was previously filed as Exhibit D to Item 77Q1(E) with the Semi-Annual  Report on Form
                           NSAR on September 10, 2003.

                  (D)      Form of Sub-Advisory  Agreement  between American  Skandia  Investment  Services,  Incorporated,
                           Prudential  Investments LLC and Neuberger Berman  Management,  Inc. for the AST Neuberger Berman
                           Mid-Cap Growth  Portfolio was previously filed as Exhibit D to Item 77Q1(E) with the Semi-Annual
                           Report on Form NSAR on September 10, 2003.

                  (E)      Form of Sub-Advisory  Agreement  between American  Skandia  Investment  Services,  Incorporated,
                           Prudential  Investments LLC and Neuberger Berman  Management,  Inc. for the AST Neuberger Berman
                           Mid-Cap Value  Portfolio was previously  filed as Exhibit D to Item 77Q1(E) with the Semi-Annual
                           Report on Form NSAR on September 10, 2003.

                  (F)      Form of Sub-Advisory  Agreement  between American  Skandia  Investment  Services,  Incorporated,
                           Prudential  Investments  LLC and Fred Alger  Management,  Inc. for the AST Alger All-Cap  Growth
                           Portfolio was previously filed as Exhibit D to Item 77Q1(E) with the Semi-Annual  Report on Form
                           NSAR on September 10, 2003.

                  (G)      Form of Sub-Advisory  Agreement  between American  Skandia  Investment  Services,  Incorporated,
                           Prudential  Investments  LLC  and  GAMCO  Investors,  Inc.  for the AST  Gabelli  All-Cap  Value
                           Portfolio was previously filed as Exhibit D to Item 77Q1(E) with the Semi-Annual  Report on Form
                           NSAR on September 10, 2003.

                  (H)      Form of Sub-Advisory  Agreement  between American  Skandia  Investment  Services,  Incorporated,
                           Prudential Investments LLC and T. Rowe Price Associates,  Inc. for the AST T. Rowe Price Natural
                           Resources  Portfolio  was  previously  filed as Exhibit D to Item 77Q1(E)  with the  Semi-Annual
                           Report on Form NSAR on September 10, 2003.

                  (I)      Form of Sub-Advisory  Agreement  between American  Skandia  Investment  Services,  Incorporated,
                           Prudential  Investments  LLC and Alliance  Capital  Management  L.P. for the AST Alliance Growth
                           Portfolio was previously filed as Exhibit D to Item 77Q1(E) with the Semi-Annual  Report on Form
                           NSAR on September 10, 2003.

                  (J)      Form of Sub-Advisory  Agreement  between American  Skandia  Investment  Services,  Incorporated,
                           Prudential  Investments LLC and Massachusetts  Financial Services Company for the AST MFS Growth
                           Portfolio was previously filed as Exhibit D to Item 77Q1(E) with the Semi-Annual  Report on Form
                           NSAR on September 10, 2003.

                  (K)      Form of Sub-Advisory  Agreement  between American  Skandia  Investment  Services,  Incorporated,
                           Prudential Investments LLC and J.P. Morgan Investment  Management,  Inc. for the AST J.P. Morgan
                           International  Equity Portfolio was previously filed with the Registration  Statement of the AST
                           William Blair International Growth Portfolio on Form N-14 on March 5, 2004.

                  (L)      Form of Sub-Advisory  Agreement  between American  Skandia  Investment  Services,  Incorporated,
                           Prudential  Investments  LLC and Marsico  Capital  Management,  LLC for the AST Marsico  Capital
                           Growth Portfolio was previously  filed as Exhibit D to Item 77Q1(E) with the Semi-Annual  Report on Form NSAR on September 10, 2003.

                  (M)      Form of Sub-Advisory  Agreement  between American  Skandia  Investment  Services,  Incorporated,
                           Prudential  Investments LLC and Goldman Sachs Asset  Management,  L.P. for the AST Goldman Sachs
                           Concentrated  Growth  Portfolio  was  previously  filed as  Exhibit D to Item  77Q1(E)  with the
                           Semi-Annual Report on Form NSAR on September 10, 2003.

                  (N)      Form of Sub-Advisory  Agreement  between American  Skandia  Investment  Services,  Incorporated,
                           Prudential  Investments  LLC and Deutsche  Asset  Management,  Inc.  for the AST DeAM  Large-Cap
                           Growth Portfolio was previously  filed as Exhibit D to Item 77Q1(E) with the Semi-Annual  Report on Form NSAR on September 10, 2003.

                  (O)      Form of Sub-Advisory  Agreement  between American  Skandia  Investment  Services,  Incorporated,
                           Prudential Investments LLC and Deutsche Asset Management,  Inc. for the AST DeAM Large-Cap Value
                           Portfolio was previously filed as Exhibit D to Item 77Q1(E) with the Semi-Annual  Report on Form
                           NSAR on September 10, 2003.

                  (P)      Form of Sub-Advisory  Agreement  between American  Skandia  Investment  Services,  Incorporated,
                           Prudential  Investments  LLC and Sanford C. Bernstein & Co., LLC for the AST  Alliance/Bernstein
                           Growth + Value Portfolio was previously  filed as Exhibit D to Item 77Q1(E) with the Semi-Annual
                           Report on Form NSAR on September 10, 2003.

                  (Q)      Form of Sub-Advisory  Agreement  between American  Skandia  Investment  Services,  Incorporated,
                           Prudential  Investments  LLC and Sanford C.  Bernstein & Co., LLC for the AST Sanford  Bernstein
                           Core Value  Portfolio  was  previously  filed as Exhibit D to Item 77Q1(E) with the  Semi-Annual
                           Report on Form NSAR on September 10, 2003.

                  (R)      Form of Sub-Advisory  Agreement  between American  Skandia  Investment  Services,  Incorporated,
                           Prudential  Investments  LLC and Cohen & Steers  Capital  Management,  Inc.  for the AST Cohen &
                           Steers Realty  Portfolio was previously  filed as Exhibit D to Item 77Q1(E) with the Semi-Annual
                           Report on Form NSAR on September 10, 2003.

                  (S)      Form of Sub-Advisory  Agreement  between American  Skandia  Investment  Services,  Incorporated,
                           Prudential  Investments  LLC and Sanford C.  Bernstein & Co., LLC for the AST Sanford  Bernstein
                           Managed  Index  500  Portfolio  was  previously  filed as  Exhibit  D to Item  77Q1(E)  with the
                           Semi-Annual Report on Form NSAR on September 10, 2003.

                  (T)      Form of Sub-Advisory  Agreement  between American  Skandia  Investment  Services,  Incorporated,
                           Prudential  Investments  LLC  and  American  Century  Investment  Management,  Inc.  for the AST
                           American  Century Income & Growth  Portfolio was  previously  filed as Exhibit D to Item 77Q1(E)
                           with the Semi-Annual Report on Form NSAR on September 10, 2003.

                  (U)      Form of Sub-Advisory  Agreement  between American  Skandia  Investment  Services,  Incorporated,
                           Prudential  Investments LLC and Goldman Sachs Asset  Management,  L.P. for the AST Goldman Sachs
                           Mid-Cap Growth  Portfolio was previously filed as Exhibit D to Item 77Q1(E) with the Semi-Annual
                           Report on Form NSAR on September 10, 2003.

                  (V)      Form of Sub-Advisory  Agreement  between American  Skandia  Investment  Services,  Incorporated,
                           Prudential  Investments LLC and Alliance Capital Management L.P. for the AST Alliance Growth and
                           Income Portfolio was previously  filed as Exhibit D to Item 77Q1(E) with the Semi-Annual  Report on Form NSAR on September 10, 2003.

                  (W)      Form of Sub-Advisory  Agreement  between American  Skandia  Investment  Services,  Incorporated,
                           Prudential  Investments  LLC and  William  Blair &  Company,  LLC  for  the  AST  William  Blair
                           International  Growth  Portfolio  was  previously  filed as Exhibit D to Item  77Q1(E)  with the
                           Semi-Annual Report on Form NSAR on September 10, 2003.

                  (X)      Form of Sub-Advisory  Agreement  between American  Skandia  Investment  Services,  Incorporated,
                           Prudential  Investments LLC and Massachusetts  Financial Services Company for the AST MFS Growth
                           with Income  Portfolio was  previously  filed as Exhibit D to Item 77Q1(E) with the  Semi-Annual
                           Report on Form NSAR on September 10, 2003.

                  (Y)      Form of Sub-Advisory  Agreement  between American  Skandia  Investment  Services,  Incorporated,
                           Prudential  Investments  LLC and  Deutsche  Asset  Management,  Inc.  for the  AST  DeAM  Global
                           Allocation  Portfolio  was  previously  filed as Exhibit D to Item 77Q1(E) with the  Semi-Annual
                           Report on Form NSAR on September 10, 2003.

                  (Z)      Form of Sub-Advisory  Agreement  between American  Skandia  Investment  Services,  Incorporated,
                           Prudential  Investments  LLC  and  American  Century  Investment  Management,  Inc.  for the AST
                           American Century Strategic  Balanced Portfolio was previously filed as Exhibit D to Item 77Q1(E)
                           with the Semi-Annual Report on Form NSAR on September 10, 2003.

                  (AA)     Form of Sub-Advisory  Agreement  between American  Skandia  Investment  Services,  Incorporated,
                           Prudential  Investments  LLC and T. Rowe  Price  International,  Inc.  for the AST T. Rowe Price
                           Global Bond  Portfolio was  previously  filed as Exhibit D to Item 77Q1(E) with the  Semi-Annual
                           Report on Form NSAR on September 10, 2003.

                  (BB)     Form of Sub-Advisory  Agreement  between American  Skandia  Investment  Services,  Incorporated,
                           Prudential  Investments LLC and Federated Investment Counseling for the AST Federated High Yield
                           Portfolio was previously filed as Exhibit D to Item 77Q1(E) with the Semi-Annual  Report on Form
                           NSAR on September 10, 2003.

                  (CC)     Form of Sub-Advisory  Agreement  between American  Skandia  Investment  Services,  Incorporated,
                           Prudential  Investments  LLC and  Lord  Abbett  & Co.  for the AST  Lord  Abbett  Bond-Debenture
                           Portfolio was previously filed as Exhibit D to Item 77Q1(E) with the Semi-Annual  Report on Form
                           NSAR on September 10, 2003.

                  (DD)     Form of Sub-Advisory  Agreement  between American  Skandia  Investment  Services,  Incorporated,
                           Prudential  Investments LLC and Deutsche Asset Management,  Inc. for the AST DeAM Bond Portfolio
                           was previously  filed as Exhibit D to Item 77Q1(E) with the  Semi-Annual  Report on Form NSAR on
                           September 10, 2003.

                  (EE)     Form of Sub-Advisory  Agreement  between American  Skandia  Investment  Services,  Incorporated,
                           Prudential  Investments  LLC and  Pacific  Investment  Management  Company LLC for the AST PIMCO
                           Total  Return  Bond  Portfolio  was  previously  filed as  Exhibit  D to Item  77Q1(E)  with the
                           Semi-Annual Report on Form NSAR on September 10, 2003.

                  (FF)     Form of Sub-Advisory  Agreement  between American  Skandia  Investment  Services,  Incorporated,
                           Prudential  Investments  LLC  and  American  Century  Investment  Management,  Inc.  for the AST
                           American  Century  International  Growth  Portfolio  was  previously  filed as Exhibit D to Item
                           77Q1(E) with the Semi-Annual Report on Form NSAR on September 10, 2003.

                  (GG)     Form of Sub-Advisory  Agreement  between American  Skandia  Investment  Services,  Incorporated,
                           Prudential  Investments LLC and Deutsche Asset Management,  Inc. for the AST DeAM  International
                           Equity Portfolio was previously  filed as Exhibit D to Item 77Q1(E) with the Semi-Annual  Report on Form NSAR on September 10, 2003.

                  (HH)     Form of Sub-Advisory  Agreement  between American  Skandia  Investment  Services,  Incorporated,
                           Prudential  Investments LLC and Massachusetts  Financial Services Company for the AST MFS Global
                           Equity Portfolio was previously  filed as Exhibit D to Item 77Q1(E) with the Semi-Annual  Report on Form NSAR on September 10, 2003.

                  (II)     Form of Sub-Advisory  Agreement  between American  Skandia  Investment  Services,  Incorporated,
                           Prudential  Investments  LLC and Pilgrim  Baxter & Associates,  Ltd. for the AST PBHG  Small-Cap
                           Growth Portfolio was previously  filed as Exhibit D to Item 77Q1(E) with the Semi-Annual  Report on Form NSAR on September 10, 2003.

                  (JJ)     Form of Sub-Advisory  Agreement  between American  Skandia  Investment  Services,  Incorporated,
                           Prudential  Investments  LLC and Deutsche  Asset  Management,  Inc.  for the AST DeAM  Small-Cap
                           Growth Portfolio was previously  filed as Exhibit D to Item 77Q1(E) with the Semi-Annual  Report on Form NSAR on September 10, 2003.

                  (KK)     Form of Sub-Advisory  Agreement  between American  Skandia  Investment  Services,  Incorporated,
                           Prudential  Investments LLC and Federated Investment Counseling for the AST Federated Aggressive
                           Growth Portfolio was previously  filed as Exhibit D to Item 77Q1(E) with the Semi-Annual  Report on Form NSAR on September 10, 2003.

                  (LL)     Form of Sub-Advisory  Agreement  between American  Skandia  Investment  Services,  Incorporated,
                           Prudential  Investments LLC and Goldman Sachs Asset  Management,  L.P. for the AST Goldman Sachs
                           Small-Cap  Value  Portfolio  was  previously  filed  as  Exhibit  D to  Item  77Q1(E)  with  the
                           Semi-Annual Report on Form NSAR on September 10, 2003.

                  (MM)     Form of Sub-Advisory  Agreement  between American  Skandia  Investment  Services,  Incorporated,
                           Prudential  Investments  LLC and INVESCO Funds Group,  Inc. for the AST INVESCO  Capital  Income
                           Portfolio was previously filed as Exhibit D to Item 77Q1(E) with the Semi-Annual  Report on Form
                           NSAR on September 10, 2003.

                  (NN)     Form of Sub-Advisory  Agreement  between American  Skandia  Investment  Services,  Incorporated,
                           Prudential  Investments LLC and T. Rowe Price  Associates,  Inc. for the AST T. Rowe Price Asset
                           Allocation  Portfolio  was  previously  filed as Exhibit D to Item 77Q1(E) with the  Semi-Annual
                           Report on Form NSAR on September 10, 2003.

                  (OO)     Form of Sub-Advisory  Agreement  between American  Skandia  Investment  Services,  Incorporated,
                           Prudential  Investments  LLC and  Pacific  Investment  Management  Company LLC for the AST PIMCO
                           Limited  Maturity  Bond  Portfolio  was  previously  filed as Exhibit D to Item 77Q1(E) with the
                           Semi-Annual Report on Form NSAR on September 10, 2003.

                  (PP)     Form of Sub-Advisory  Agreement  between American  Skandia  Investment  Services,  Incorporated,
                           Prudential  Investments LLC and Wells Capital Management,  Incorporated for the AST Money Market
                           Portfolio was previously filed as Exhibit D to Item 77Q1(E) with the Semi-Annual  Report on Form
                           NSAR on September 10, 2003.

         (7)      Copies of each underwriting or distribution contract between the Registrant and a principal  underwriter, and specimens or copies of all agreements between principal underwriters and dealers;

                  (A)      Sales  Agreement  between  Registrant  and  American  Skandia  Life  Assurance  Corporation  was
                           previously filed with  Post-Effective  Amendment No. 25 to Registration  Statement filed on Form
                           N-1A on March 2, 1998.

         (8)      Copies of all bonus,  profit  sharing,  pension,  or other similar  contracts or  arrangements  wholly or partly for the benefit of trustees or officers of the  Registrant  in their  capacity as such.  Furnish a reasonably detailed description of any plan that is not set forth in a formal document;

                  Not Applicable

         (9)      Copies of all  custodian  agreements  and  depository  contracts  under Section 17(f) of the 1940 Act for securities and similar investments of the Registrant, including the schedule of remuneration;

(A)      Amended and Restated Custody  Agreement  between  Registrant and Morgan Stanley Trust Company was previously filed with  Post-Effective  Amendment No. 27 to  Registration  Statement filed on Form N-1A on October
                           16, 1998.

(B)      Foreign  Custody  Manager  Delegation  Amendment  was  previously  filed with  Post-Effective  Amendment No. 27 to
                           Registration Statement filed on Form N-1A on October 16, 1998.

(C)      Amended  Custodian   Agreement  between   Registrant  and  Provident  National  Bank  was  previously  filed  with
                           Post-Effective Amendment No. 25 to Registration Statement filed on Form N-1A on March 2, 1998.

(D)      Amendment to Custodian  Services  Agreement  between  Registrant  and PNC Bank,  N.A.  was  previously  filed with
                           Post-Effective  Amendment  No. 27 to  Registration  Statement  filed on Form N-1A on October 16,
                           1998.

(E)      Amendment  to Custodian  Services  Agreement  between  Registrant  and PFPC Trust  Company  previously  filed with
                           Post-Effective Amendment No. 35 to Registration Statement filed on Form N-1A on April 27, 2000.

(F)      Amended  Transfer  Agency  Agreement  between  Registrant  and  Provident  Financial  Processing  Corporation  was
                           previously filed with  Post-Effective  Amendment No. 25 to Registration  Statement filed on Form
                           N-1A on March 2, 1998.

         (10)     Copies  of any  plan  entered  into by  Registrant  pursuant  to Rule  12b-1  under  the 1940 Act and any agreements  with any person relating to  implementation  of the plan, and copies of any plan entered into by  Registrant  pursuant  to Rule 18f-3 under the 1940 Act,  any  agreement  with any person  relating to implementation  of the plan,  any amendment to the plan,  and a copy of the portion of the minutes of the meeting of the Registrant's trustees describing any action taken to revoke the plan;

                  (A)        Form of Rule 12b-1 plan previously filed with Post-Effective  Amendment No. 35 to Registration
                             Statement filed on Form N-1A on April 27, 2000.

         (11)     An opinion  and consent of counsel as to the  legality of the  securities  being  registered,  indicating whether they will, when sold, be legally issued, fully paid and nonassessable;

                  (A)      Opinion and consent of counsel was  previously  filed with  Post-Effective  Amendment  No. 48 to
                           Registration Statement filed on Form N-1A on April 30, 2003.

         (12)     An opinion,  and consent to their use, of counsel or, in lieu of an opinion, a copy of the revenue ruling from the Internal Revenue Service,  supporting the tax matters and consequences to shareholders discussed in the prospectus;

                  (A)      Form of Opinion and Consent of Counsel  Supporting Tax Matters and  Consequences to Shareholders
                           is filed herewith as Exhibit No. 12(A).

         (13)     Copies of all material  contracts of the Registrant not made in the ordinary course of business which are to be performed in whole or in part on or after the date of filing the registration statement;

(A)      Amended Administration  Agreement between Registrant and Provident Financial Processing Corporation was previously filed with  Post-Effective  Amendment  No. 25 to  Registration  Statement  filed on Form N-1A on
                           March 2, 1998.

(B)      Service Agreement between American Skandia Investment  Services,  Incorporated and Kemper Investors Life Insurance
                           Company was previously  filed with  Post-Effective  Amendment No. 21 to  Registration  Statement
                           filed on Form N-1A on February 27, 1997.

         (14)     Copies of any other opinions,  appraisals,  or rulings, and consents to their use, relied on in preparing the registration statement and required by Section 7 of the 1933 Act;

                  (A)      Consent of independent auditors, KPMG, LLP, is filed herewith as Exhibit No. 14(A).

         (15)     all financial statements omitted pursuant to Items 14(a)(1);

                  Not Applicable

         (16)     Manually signed copies of any power of attorney  pursuant to which the name of any person has been signed to the registration statement; and

                  (A)       Powers of Attorney is filed herewith as Exhibit No. 16(A).

         (17)     Any additional exhibits which the registrant may wish to file.

                  Not Applicable

Item 17.  Undertakings

                  (a)      The  undersigned  Registrant  agrees  that  prior to any  public  reoffering  of the  securities registered  through the use of prospectus  which is part of this  registration  statement by any person or party who is deemed to be an  underwriter  within the  meaning  of Rule  145(c) of the
                           Securities  Act,  the  reoffering  prospectus  will  contain the  information  called for by the applicable  registration  form for  reofferings  by persons who may be deemed  underwriters,  in addition to the information called for by the other items of the applicable form.

                  (b)      The undersigned  Registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as part of an amendment to the  registration  statement and will not be used until the amendment is  effective,  and that, in  determining  any liability  under the 1933 Act, each post-effective  amendment shall be deemed to be a new registration  statement for the securities offered  therein,  and the  offering  of the  securities  at that time shall be deemed to be the initial bona fide offering of them.

                                                        SIGNATURES
                                                        ----------

As required by the Securities Act of 1933,  this  registration  statement has been signed on behalf of the  Registrant,  in the City of Shelton and State of Connecticut, on the 5th day of March, 2004.

                                                                       American Skandia Trust
                                                                       ----------------------
                                                                       (Registrant)

                                                                       By: /s/Edward P. Macdonald
                                                                           ----------------------
                                                                           Edward P. Macdonald
                                                                           Assistant Secretary

         As required by the  Securities  Act of 1933,  this  Registration  Statement has been signed below by the following persons in the capacities and on the dates indicated.

Signature                                            Title                              Date
---------                                            -----                              ----

David R. Odenath*                           Trustee and President (Principal            3/5/04
----------------                                                                        ------
David R. Odenath                            Executive Officer)

Grace Torres*                               Treasurer (Principal                        3/5/04
------------                                                                            ------
Grace Torres                                Financial and Accounting
                                            Officer)

Delayne Dedrick Gold*                       Trustee                                     3/5/04
--------------------                                                                    ------
Delayne Dedrick Gold

Saul K. Fenster*                            Trustee                                     3/5/04
----------------                                                                        ------
Sauk K. Fenster, Ph.D.

Robert F. Gunia*                            Trustee                                     3/5/04
---------------                                                                         ------
Robert F. Gunia

W. Scott McDonald, Jr.*                     Trustee                                     3/5/04
----------------------                                                                  ------
W. Scott McDonald, Jr.

Thomas T. Mooney*                           Trustee                                     3/5/04
----------------                                                                        ------
Thomas T. Mooney

Thomas M. O'Brien*                          Trustee                                     3/5/04
-----------------                                                                       ------
Thomas M. O'Brien

John A. Pileski*                            Trustee                                     3/5/04
---------------                                                                         ------
John A. Pileski

F. Don Schwartz*                            Trustee                                     3/5/04
---------------                                                                         ------
F. Don Schwartz

                                   *By:  /s/Edward P. Macdonald
                                       ------------------------
                                       Edward P. Macdonald
                                       *Pursuant to Powers of Attorney previously filed

                                                  AMERICAN SKANDIA TRUST
                                            REGISTRATION STATEMENT ON FORM N-14
                                                       EXHIBIT INDEX

------------------------------ ------------------------------------------------------------------- -------------------
EXHIBIT NO.                    DESCRIPTION                                                         LOCATION
------------------------------ ------------------------------------------------------------------- -------------------
------------------------------ ------------------------------------------------------------------- -------------------
(1)(A)                         Amended and Restated Declaration of Trust of the Registrant         *
------------------------------ ------------------------------------------------------------------- -------------------
------------------------------ ------------------------------------------------------------------- -------------------
(2)(A)                         By-laws for the Registrant                                          *
------------------------------ ------------------------------------------------------------------- -------------------
------------------------------ ------------------------------------------------------------------- -------------------
(5)(A)                         Articles VI, VIII, IX and X of the Registrant's Declaration of      *
                               Trust
------------------------------ ------------------------------------------------------------------- -------------------
------------------------------ ------------------------------------------------------------------- -------------------
(6)(A)                         Form of Investment Management Agreement between Registrant and      *
                               each of Prudential Investments LLC and American Skandia
                               Investment Services, Incorporated for each Portfolio
------------------------------ ------------------------------------------------------------------- -------------------
------------------------------ ------------------------------------------------------------------- -------------------
(6)(B)                         Form of Sub-Advisory Agreement between American Skandia             *
                               Investment Services, Incorporated, Prudential Investments LLC and
                               GAMCO Investors, Inc. for the AST Gabelli Small-Cap Value
                               Portfolio
------------------------------ ------------------------------------------------------------------- -------------------
------------------------------ ------------------------------------------------------------------- -------------------
(6)(C)                         Form of Sub-Advisory Agreement between American Skandia             *
                               Investment Services, Incorporated, Prudential Investments LLC and
                               Deutsche Asset Management, Inc. for the AST DeAM Small-Cap Value
                               Portfolio
------------------------------ ------------------------------------------------------------------- -------------------
------------------------------ ------------------------------------------------------------------- -------------------
(6)(D)                         Form of Sub-Advisory Agreement between American Skandia             *
                               Investment Services, Incorporated, Prudential Investments LLC and
                               Neuberger Berman Management, Inc. for the AST Neuberger Berman
                               Mid-Cap Growth Portfolio
------------------------------ ------------------------------------------------------------------- -------------------
------------------------------ ------------------------------------------------------------------- -------------------
(6)(E)                         Form of Sub-Advisory Agreement between American Skandia             *
                               Investment Services, Incorporated, Prudential Investments LLC and
                               Neuberger Berman Management, Inc. for the AST Neuberger Berman
                               Mid-Cap Value Portfolio
------------------------------ ------------------------------------------------------------------- -------------------
------------------------------ ------------------------------------------------------------------- -------------------
(6)(F)                         Form of Sub-Advisory Agreement between American Skandia             *
                               Investment Services, Incorporated, Prudential Investments LLC and
                               Fred Alger Management, Inc. for the AST Alger All-Cap Growth
                               Portfolio
------------------------------ ------------------------------------------------------------------- -------------------
------------------------------ ------------------------------------------------------------------- -------------------
(6)(G)                         Form of Sub-Advisory Agreement between American Skandia             *
                               Investment Services, Incorporated, Prudential Investments LLC and
                               GAMCO Investors, Inc. for the AST Gabelli All-Cap Value Portfolio
------------------------------ ------------------------------------------------------------------- -------------------
------------------------------ ------------------------------------------------------------------- -------------------
(6)(H)                         Form of Sub-Advisory Agreement between American Skandia             *
                               Investment Services, Incorporated, Prudential Investments LLC and
                               T. Rowe Price Associates, Inc. for the AST T. Rowe Price Natural
                               Resources Portfolio
------------------------------ ------------------------------------------------------------------- -------------------
------------------------------ ------------------------------------------------------------------- -------------------
(6)(I)                         Form of Sub-Advisory Agreement between American Skandia             *
                               Investment Services, Incorporated, Prudential Investments LLC and
                               Alliance Capital Management L.P. for the AST Alliance Growth
                               Portfolio
------------------------------ ------------------------------------------------------------------- -------------------
------------------------------ ------------------------------------------------------------------- -------------------
(6)(J)                         Form of Sub-Advisory Agreement between American Skandia             *
                               Investment Services, Incorporated, Prudential Investments LLC and
                               Massachusetts Financial Services Company for the AST MFS Growth
                               Portfolio
------------------------------ ------------------------------------------------------------------- -------------------
------------------------------ ------------------------------------------------------------------- -------------------
(6)(K)                         Form of Sub-Advisory Agreement between American Skandia             *
                               Investment Services, Incorporated, Prudential Investments LLC and
                               J.P. Morgan Investment Management, Inc. for the AST J.P. Morgan
                               International Equity Portfolio
------------------------------ ------------------------------------------------------------------- -------------------
------------------------------ ------------------------------------------------------------------- -------------------
(6)(L)                         Form of Sub-Advisory Agreement between American Skandia             *
                               Investment Services, Incorporated, Prudential Investments LLC and
                               Marsico Capital Management, LLC for the AST Marsico Capital
                               Growth Portfolio
------------------------------ ------------------------------------------------------------------- -------------------
------------------------------ ------------------------------------------------------------------- -------------------
(6)(M)                         Form of Sub-Advisory Agreement between American Skandia             *
                               Investment Services, Incorporated, Prudential Investments LLC and
                               Goldman Sachs Asset Management, L.P. for the AST Goldman Sachs
                               Concentrated Growth Portfolio
------------------------------ ------------------------------------------------------------------- -------------------
------------------------------ ------------------------------------------------------------------- -------------------
(6)(N)                         Form of Sub-Advisory Agreement between American Skandia             *
                               Investment Services, Incorporated, Prudential Investments LLC and
                               Deutsche Asset Management, Inc. for the AST DeAM Large-Cap Growth
                               Portfolio
------------------------------ ------------------------------------------------------------------- -------------------
------------------------------ ------------------------------------------------------------------- -------------------
(6)(O)                         Form of Sub-Advisory Agreement between American Skandia             *
                               Investment Services, Incorporated, Prudential Investments LLC and
                               Deutsche Asset Management, Inc. for the AST DeAM Large-Cap Value
                               Portfolio
------------------------------ ------------------------------------------------------------------- -------------------
------------------------------ ------------------------------------------------------------------- -------------------
(6)(P)                         Form of Sub-Advisory Agreement between American Skandia             *
                               Investment Services, Incorporated, Prudential Investments LLC and
                               Sanford C. Bernstein & Co., LLC for the AST Alliance/Bernstein
                               Growth + Value Portfolio
------------------------------ ------------------------------------------------------------------- -------------------
------------------------------ ------------------------------------------------------------------- -------------------
(6)(Q)                         Form of Sub-Advisory Agreement between American Skandia             *
                               Investment Services, Incorporated, Prudential Investments LLC and
                               Sanford C. Bernstein & Co., LLC for the AST Sanford Bernstein
                               Core Value Portfolio
------------------------------ ------------------------------------------------------------------- -------------------
------------------------------ ------------------------------------------------------------------- -------------------
(6)(R)                         Form of Sub-Advisory Agreement between American Skandia             *
                               Investment Services, Incorporated, Prudential Investments LLC and
                               Cohen & Steers Capital Management, Inc. for the AST Cohen &
                               Steers Realty Portfolio
------------------------------ ------------------------------------------------------------------- -------------------
------------------------------ ------------------------------------------------------------------- -------------------
(6)(S)                         Form of Sub-Advisory Agreement between American Skandia             *
                               Investment Services, Incorporated, Prudential Investments LLC and
                               Sanford C. Bernstein & Co., LLC for the AST Sanford Bernstein
                               Managed Index 500 Portfolio
------------------------------ ------------------------------------------------------------------- -------------------
------------------------------ ------------------------------------------------------------------- -------------------
(6)(T)                         Form of Sub-Advisory Agreement between American Skandia             *
                               Investment Services, Incorporated, Prudential Investments LLC and
                               American Century Investment Management, Inc. for the AST American
                               Century Income & Growth Portfolio
------------------------------ ------------------------------------------------------------------- -------------------
------------------------------ ------------------------------------------------------------------- -------------------
(6)(U)                         Form of Sub-Advisory Agreement between American Skandia             *
                               Investment Services, Incorporated, Prudential Investments LLC and
                               Goldman Sachs Asset Management, L.P. for the AST Goldman Sachs
                               Mid-Cap Growth Portfolio
------------------------------ ------------------------------------------------------------------- -------------------
------------------------------ ------------------------------------------------------------------- -------------------
(6)(V)                         Form of Sub-Advisory Agreement between American Skandia             *
                               Investment Services, Incorporated, Prudential Investments LLC and
                               Alliance Capital Management L.P. for the AST Alliance Growth and
                               Income Portfolio
------------------------------ ------------------------------------------------------------------- -------------------
------------------------------ ------------------------------------------------------------------- -------------------
(6)(W)                         Form of Sub-Advisory Agreement between American Skandia             *
                               Investment Services, Incorporated, Prudential Investments LLC and
                               William Blair & Company, LLC for the AST William Blair
                               International Growth Portfolio
------------------------------ ------------------------------------------------------------------- -------------------
------------------------------ ------------------------------------------------------------------- -------------------
(6)(X)                         Form of Sub-Advisory Agreement between American Skandia             *
                               Investment Services, Incorporated, Prudential Investments LLC and
                               Massachusetts Financial Services Company for the AST MFS Growth
                               with Income Portfolio
------------------------------ ------------------------------------------------------------------- -------------------
------------------------------ ------------------------------------------------------------------- -------------------
(6)(Y)                         Form of Sub-Advisory Agreement between American Skandia             *
                               Investment Services, Incorporated, Prudential Investments LLC and
                               Deutsche Asset Management, Inc. for the AST DeAM Global
                               Allocation Portfolio
------------------------------ ------------------------------------------------------------------- -------------------
------------------------------ ------------------------------------------------------------------- -------------------
(6)(Z)                         Form of Sub-Advisory Agreement between American Skandia             *
                               Investment Services, Incorporated, Prudential Investments LLC and
                               American Century Investment Management, Inc. for the AST American
                               Century Strategic Balanced Portfolio
------------------------------ ------------------------------------------------------------------- -------------------
------------------------------ ------------------------------------------------------------------- -------------------
(6)(AA)                        Form of Sub-Advisory Agreement between American Skandia             *
                               Investment Services, Incorporated, Prudential Investments LLC and
                               T. Rowe Price International, Inc. for the AST T. Rowe Price
                               Global Bond Portfolio
------------------------------ ------------------------------------------------------------------- -------------------
------------------------------ ------------------------------------------------------------------- -------------------
(6)(BB)                        Form of Sub-Advisory Agreement between American Skandia             *
                               Investment Services, Incorporated, Prudential Investments LLC and
                               Federated Investment Counseling for the AST Federated High Yield
                               Portfolio
------------------------------ ------------------------------------------------------------------- -------------------
------------------------------ ------------------------------------------------------------------- -------------------
(6)(CC)                        Form of Sub-Advisory Agreement between American Skandia             *
                               Investment Services, Incorporated, Prudential Investments LLC and
                               Lord Abbett & Co. for the AST Lord Abbett Bond-Debenture Portfolio
------------------------------ ------------------------------------------------------------------- -------------------
------------------------------ ------------------------------------------------------------------- -------------------
(6)(DD)                        Form of Sub-Advisory Agreement between American Skandia             *
                               Investment Services, Incorporated, Prudential Investments LLC and
                               Deutsche Asset Management, Inc. for the AST DeAM Bond Portfolio
------------------------------ ------------------------------------------------------------------- -------------------
------------------------------ ------------------------------------------------------------------- -------------------
(6)(EE)                        Form of Sub-Advisory Agreement between American Skandia             *
                               Investment Services, Incorporated, Prudential Investments LLC and
                               Pacific Investment Management Company LLC for the AST PIMCO Total
                               Return Bond Portfolio
------------------------------ ------------------------------------------------------------------- -------------------
------------------------------ ------------------------------------------------------------------- -------------------
(6)(FF)                        Form of Sub-Advisory Agreement between American Skandia             *
                               Investment Services, Incorporated, Prudential Investments LLC and
                               American Century Investment Management, Inc. for the AST American
                               Century International Growth Portfolio
------------------------------ ------------------------------------------------------------------- -------------------
------------------------------ ------------------------------------------------------------------- -------------------
(6)(GG)                        Form of Sub-Advisory Agreement between American Skandia             *
                               Investment Services, Incorporated, Prudential Investments LLC and
                               Deutsche Asset Management, Inc. for the AST DeAM International
                               Equity Portfolio
------------------------------ ------------------------------------------------------------------- -------------------
------------------------------ ------------------------------------------------------------------- -------------------
(6)(HH)                        Form of Sub-Advisory Agreement between American Skandia             *
                               Investment Services, Incorporated, Prudential Investments LLC and
                               Massachusetts Financial Services Company for the AST MFS Global
                               Equity Portfolio
------------------------------ ------------------------------------------------------------------- -------------------
------------------------------ ------------------------------------------------------------------- -------------------
(6)(II)                        Form of Sub-Advisory Agreement between American Skandia             *
                               Investment Services, Incorporated, Prudential Investments LLC and
                               Pilgrim Baxter & Associates, Ltd. for the AST PBHG Small-Cap
                               Growth Portfolio
------------------------------ ------------------------------------------------------------------- -------------------
------------------------------ ------------------------------------------------------------------- -------------------
(6)(JJ)                        Form of Sub-Advisory Agreement between American Skandia             *
                               Investment Services, Incorporated, Prudential Investments LLC and
                               Deutsche Asset Management, Inc. for the AST DeAM Small-Cap Growth
                               Portfolio
------------------------------ ------------------------------------------------------------------- -------------------
------------------------------ ------------------------------------------------------------------- -------------------
(6)(KK)                        Form of Sub-Advisory Agreement between American Skandia             *
                               Investment Services, Incorporated, Prudential Investments LLC and
                               Federated Investment Counseling for the AST Federated Aggressive
                               Growth Portfolio
------------------------------ ------------------------------------------------------------------- -------------------
------------------------------ ------------------------------------------------------------------- -------------------
(6)(LL)                        Form of Sub-Advisory Agreement between American Skandia             *
                               Investment Services, Incorporated, Prudential Investments LLC and
                               Goldman Sachs Asset Management, L.P. for the AST Goldman Sachs
                               Small-Cap Value Portfolio
------------------------------ ------------------------------------------------------------------- -------------------
------------------------------ ------------------------------------------------------------------- -------------------
(6)(MM)                        Form of Sub-Advisory Agreement between American Skandia             *
                               Investment Services, Incorporated, Prudential Investments LLC and
                               INVESCO Funds Group, Inc. for the AST INVESCO Capital Income
                               Portfolio
------------------------------ ------------------------------------------------------------------- -------------------
------------------------------ ------------------------------------------------------------------- -------------------
(6)(NN)                        Form of Sub-Advisory Agreement between American Skandia             *
                               Investment Services, Incorporated, Prudential Investments LLC and
                               T. Rowe Price Associates, Inc. for the AST T. Rowe Price Asset
                               Allocation Portfolio
------------------------------ ------------------------------------------------------------------- -------------------
------------------------------ ------------------------------------------------------------------- -------------------
(6)(OO)                        Form of Sub-Advisory Agreement between American Skandia             *
                               Investment Services, Incorporated, Prudential Investments LLC and
                               Pacific Investment Management Company LLC for the AST PIMCO
                               Limited Maturity Bond Portfolio
------------------------------ ------------------------------------------------------------------- -------------------
------------------------------ ------------------------------------------------------------------- -------------------
(6)(PP)                        Form of Sub-Advisory Agreement between American Skandia             *
                               Investment Services, Incorporated, Prudential Investments LLC and
                               Wells Capital Management, Incorporated for the AST Money Market
                               Portfolio
------------------------------ ------------------------------------------------------------------- -------------------
------------------------------ ------------------------------------------------------------------- -------------------
(7)(A)                         Sales Agreement between Registrant and American Skandia Life        *
                               Assurance Corporation
------------------------------ ------------------------------------------------------------------- -------------------
------------------------------ ------------------------------------------------------------------- -------------------
(9)(A)                         Amended and Restated Custody Agreement between Registrant and       *
                               Morgan Stanley Trust Company
------------------------------ ------------------------------------------------------------------- -------------------
------------------------------ ------------------------------------------------------------------- -------------------
(9)(B)                         Foreign Custody Manager Delegation Amendment                        *
------------------------------ ------------------------------------------------------------------- -------------------
------------------------------ ------------------------------------------------------------------- -------------------
(9)(C)                         Amended Custodian Agreement between Registrant and Provident        *
                               National Bank
------------------------------ ------------------------------------------------------------------- -------------------
------------------------------ ------------------------------------------------------------------- -------------------
(9)(D)                         Amendment to Custodian Services Agreement between Registrant and    *
                               PNC Bank, N.A.
------------------------------ ------------------------------------------------------------------- -------------------
------------------------------ ------------------------------------------------------------------- -------------------
(9)(E)                         Amendment to Custodian Services Agreement between Registrant and    *
                               PFPC Trust Company
------------------------------ ------------------------------------------------------------------- -------------------
------------------------------ ------------------------------------------------------------------- -------------------
(9)(F)                         Amended Transfer Agency Agreement between Registrant and            *
                               Provident Financial Processing Corporation
------------------------------ ------------------------------------------------------------------- -------------------
------------------------------ ------------------------------------------------------------------- -------------------
(10)(A)                        Form of Rule 12b-1 plan                                             *
------------------------------ ------------------------------------------------------------------- -------------------
------------------------------ ------------------------------------------------------------------- -------------------
(11)(A)                        Opinion and consent of counsel                                      *
------------------------------ ------------------------------------------------------------------- -------------------
------------------------------ ------------------------------------------------------------------- -------------------
(12)(A)                        Form of Opinion and Consent of Counsel Supporting Tax Matters and   Attached
                               Consequences to Shareholders
------------------------------ ------------------------------------------------------------------- -------------------
------------------------------ ------------------------------------------------------------------- -------------------
(13)(A)                        Amended Administration Agreement between Registrant and Provident   *
                               Financial Processing Corporation
------------------------------ ------------------------------------------------------------------- -------------------
------------------------------ ------------------------------------------------------------------- -------------------
(13)(B)                        Service Agreement between American Skandia Investment Services,     *
                               Incorporated and Kemper Investors Life Insurance Company
------------------------------ ------------------------------------------------------------------- -------------------
------------------------------ ------------------------------------------------------------------- -------------------
(14)(A)                        Consent of independent auditors, KPMG LLP                             To be provided
------------------------------ ------------------------------------------------------------------- -------------------
------------------------------ ------------------------------------------------------------------- -------------------
(16)(A)                        Powers of Attorney                                                  *
------------------------------ ------------------------------------------------------------------- -------------------